As filed with the Securities and Exchange Commission on March 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (22.8%)
1,540	U.S. Treasury Bonds, 6.88%, due 8/15/25	2,378
4,115	U.S. Treasury Bonds, 4.50%, due 2/15/36	5,363	ØØ
215	U.S. Treasury Bonds, 4.25%, due 5/15/39	272
10,624	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	12,548	ØØ
1,887	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	2,158	ØØ
10,000	U.S. Treasury Notes, 1.13%, due 12/15/12	10,085
2,065	U.S. Treasury Notes, 2.38%, due 10/31/14	2,183	ØØ
13,965	U.S. Treasury Notes, 3.13%, due 1/31/17	15,616	ØØ
1,485	U.S. Treasury Notes, 3.63%, due 8/15/19	1,731	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $48,433)	52,334
Mortgage-Backed Securities (52.4%)
Collateralized Mortgage Obligations (0.9%)
212	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.79%, due 9/20/35	134	µ
60	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.50%, due 7/20/36	47	µ
113	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.55%, due 1/25/36	79	µ
264	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	201	µ
203	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.76%, due 5/25/35	156	µ
342	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 2.77%, due 3/25/47	215	µ
170	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.76%, due 1/25/37	90	µ
0	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.37%, due 11/25/36	0	µ
39	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 2.82%, due 5/25/36	21	µ
375	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 3.04%, due 6/25/36	180	µ
506	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.69%, due 6/25/35	371	µ
163	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.40%, due 4/25/47	63	µ
90	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.54%, due 7/25/35	84	µ
236	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 3.62%, due 9/25/35	145	µ
295	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.88%, due 1/25/36	156	µ
114	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.48%, due 9/25/46	53	µ
		1,995
Commercial Mortgage-Backed (12.9%)
390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	428
1,025	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	1,147
515	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.84%, due 6/10/49	564	µ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	528	µ
500	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	537	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	451	µ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
1,550	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	1,747	µØØ
1,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	1,110	ØØ
116	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.47%, due 4/15/22	107	ñµ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.71%, due 6/15/39	86	µ
1,200	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,301	ØØ
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.99%, due 9/15/39	1,071	µ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	103
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,079	µØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.41%, due 2/15/41	278	µ
1,225	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 6.01%, due 5/15/46	1,356	µØØ
495	DBUBS Mortgage Trust, Ser. 20011-LC1A, Class A1, 3.74%, due 11/10/46	525	ñ
850	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	932
2,050	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	2,260	ØØ
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	665	µØØ
400	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	449
320	GS Mortgage Securities Corp. II, Ser. 2011-GC3, Class A4, 4.75%, due 3/10/44	324
2,140	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.98%, due 8/10/45	2,371	µØØ
1,100	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	1,198	ØØ
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,155	ØØ
1,380	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 6.00%, due 6/15/49	1,506	µØØ
555	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	598
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,366	µØØ
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,063	ØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	1,498	µØØ
513	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	540
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	342
		29,685
Fannie Mae (18.5%)
22	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.52%, due 5/25/32	21	µ
5,476	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	6,040
7,306	Pass-Through Certificates, 5.00%, due 3/1/21 – 7/1/39	7,895
12,997	Pass-Through Certificates, 5.50%, due 5/1/30 – 7/1/41	14,157
76	Pass-Through Certificates, 8.50%, due 4/1/34	92
2,815	Pass-Through Certificates, 4.50%, due 5/1/40 – 6/1/41	3,012
2,410	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	2,547	Ø

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
6,135	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	6,556	Ø
175	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	189	Ø
1,760	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	1,915	Ø
		42,424
Freddie Mac (20.1%)
1,355	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	1,770
3,923	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	4,227
25	Pass-Through Certificates, 6.50%, due 11/1/25	28
8,274	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	8,988
273	Pass-Through Certificates, 4.21%, due 2/1/37	290	µ
590	Pass-Through Certificates, 5.28%, due 4/1/37	624	µ
163	Pass-Through Certificates, 6.00%, due 12/1/37	179
3,743	Pass-Through Certificates, 4.50%, due 7/1/39 – 7/1/41	3,987
2,454	Pass-Through Certificates, 4.00%, due 12/1/40 – 2/1/41	2,591
2,810	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,911	Ø
12,555	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	13,238	Ø
6,230	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	6,627	Ø
490	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	531	Ø
		45,991
	Total Mortgage-Backed Securities (Cost $116,909)	120,095
Corporate Debt Securities (24.3%)
Aerospace & Defense (0.9%)
615	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	636
775	Lockheed Martin Corp., Senior Unsecured Notes, 3.35%, due 9/15/21	788
635	Raytheon Co., Senior Unsecured Notes, 4.70%, due 12/15/41	675
		2,099
Agriculture (0.9%)
760	Lorillard Tobacco Co., Guaranteed Notes, 3.50%, due 8/4/16	779
1,045	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	1,273	ØØ
		2,052
Airlines (0.9%)
771	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	823	ØØ
445	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 6.20%, due 7/2/18	478	ØØ
794	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Ser. A, 7.75%, due 12/17/19	877	ØØ
		2,178
Banks (4.8%)
970	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	984	ØØ
590	Bank of America Corp., Senior Unsecured Notes, 4.75%, due 8/1/15	603
770	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	788
735	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	763
660	Citigroup, Inc., Senior Unsecured Notes, 4.45%, due 1/10/17	688
670	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	737	ØØ
830	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	860
1,025	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	1,015	ØØ
1,045	JP Morgan Chase & Co., Senior Unsecured Notes, 4.50%, due 1/24/22	1,077
1,945	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	1,936	ØØ
885	Royal Bank of Canada, Senior Unsecured Notes, 1.45%, due 10/30/14	898
730	Wells Fargo & Co., Senior Unsecured Notes, 2.63%, due 12/15/16	745
		11,094

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Beverages (0.7%)
615	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	647	ñ
870	SABMiller Holdings, Inc., Guaranteed Notes, 3.75%, due 1/15/22	905	ñ
		1,552
Biotechnology (0.4%)
905	Amgen, Inc., Senior Unsecured Notes, 5.15%, due 11/15/41	961
Computers (0.7%)
955	Hewlett-Packard Co., Senior Unsecured Notes, 2.35%, due 3/15/15	967
675	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	726
		1,693
Diversified Financial Services (1.9%)
705	ERAC USA Finance Co., Senior Notes, 4.50%, due 8/16/21	727	ñ
1,030	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,139	ØØ
775	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 4.65%, due 10/17/21	819
500	Merrill Lynch & Co., Inc., Subordinated Notes, 6.05%, due 5/16/16	503
1,085	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/12/22	1,103
		4,291
Electric (0.5%)
800	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 5/26/21	818	ñ
295	Dominion Resources, Inc., Senior Unsecured Notes, Ser. C, 4.90%, due 8/1/41	327
		1,145
Food (0.7%)
620	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.50%, due 1/25/22	633	ñ
685	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	878	ØØ
		1,511
Food & Drug Retailers (0.2%)
380	CVS Caremark Corp., Senior Unsecured Notes, 5.75%, due 5/15/41	456
Gas Distribution (0.2%)
425	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	484
Industrial (0.2%)
435	Husky Energy, Inc., Senior Unsecured Notes, 5.90%, due 6/15/14	477	ØØ
Insurance (1.6%)
585	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.40%, due 1/31/22	599
665	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	688	ØØ
530	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 6.30%, due 3/15/18	571
615	Nationwide Financial Services, Inc., Senior Unsecured Notes, 5.38%, due 3/25/21	623	ñØØ
470	PPL WEM Holdings PLC, Senior Unsecured Notes, 3.90%, due 5/1/16	492	ñØØ
695	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	729	ØØ
		3,702
Leisure Time (0.3%)
630	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 2.70%, due 3/15/17	632	ñ
Media (3.1%)
365	DIRECTV Holdings LLC, Guaranteed Notes, 5.00%, due 3/1/21	402	ØØ
575	DIRECTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	640	ØØ
790	NBCUniversal Media LLC, Senior Unsecured Notes, 4.38%, due 4/1/21	858
565	NBCUniversal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	716

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
340	News America, Inc., Guaranteed Notes, 4.50%, due 2/15/21	370
1,080	Time Warner Cable, Inc., Guaranteed notes, 8.75%, due 2/14/19	1,420	ØØ
885	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	956
555	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	660
580	Time Warner, Inc., Guaranteed Notes, 5.38%, due 10/15/41	642
425	Viacom, Inc., Senior Unsecured Notes, 3.88%, due 12/15/21	447
		7,111
Mining (0.7%)
1,070	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.88%, due 11/21/16	1,096
645	Vale Overseas Ltd., Guaranteed Notes, 4.38%, due 1/11/22	645
		1,741
Office-Business Equipment (0.3%)
615	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	631
Oil & Gas (0.5%)
530	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	609
585	BP Capital PLC, Guaranteed Notes, 3.56%, due 11/1/21	618
		1,227
Pharmaceuticals (0.2%)
470	Aristotle Holding, Inc., Guaranteed Notes, 3.50%, due 11/15/16	483	ñ
Pipelines (0.2%)
445	Energy Transfer Partners L.P., Senior Unsecured Notes, 5.20%, due 2/1/22	470
Real Estate Investment Trust (0.2%)
395	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	417	ØØ
Steel Producers-Products (1.0%)
1,045	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	1,090	ØØ
945	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	1,114	ØØ
		2,204
Telecommunications (3.0%)
760	America Movil SAB de CV, Guaranteed Notes, 2.38%, due 9/8/16	770
1,165	AT&T, Inc., Senior Unsecured Notes, 3.88%, due 8/15/21	1,251
525	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	662
540	France Telecom SA, Senior Unsecured Notes, 5.38%, due 1/13/42	569
1,040	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,154
950	Telefonica Emisiones SAU, Guaranteed Notes, 3.99%, due 2/16/16	949	ØØ
1,195	Telefonica Emisiones SAU, Guaranteed Notes, 5.46%, due 2/16/21	1,187	ØØ
330	Verizon Communications, Inc., Senior Unsecured Notes, 4.75%, due 11/1/41	352
		6,894
Transportation (0.2%)
355	CSX Corp., Senior Unsecured Notes, 4.75%, due 5/30/42	370
	Total Corporate Debt Securities (Cost $53,007)	55,875
Asset-Backed Securities (0.4%)
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.43%, due 8/25/36	84	µ
18	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.74%, due 12/25/33	16	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.65%, due 1/25/36	46	µ
64	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.48%, due 4/25/36	47	µ
22	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.37%, due 6/25/37	22	µ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
24	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.54%, due 8/25/35	22	µ
361	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.45%, due 3/25/36	237	µ
38	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.03%, due 9/25/33	32	µ
70	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.50%, due 4/25/33	67	µ
63	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.44%, due 1/20/36	57	µ
74	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.46%, due 3/20/36	68	µ
155	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.38%, due 7/25/36	45	µ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.00%, due 7/13/46	0	µ#*
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.33%, due 1/25/35	2	µ
307	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.38%, due 7/25/36	152	µ
11	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.96%, due 3/25/33	8	µ
28	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 1.00%, due 4/25/33	20	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.82%, due 3/25/35	6	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.96%, due 1/25/34	3	µ
	Total Asset-Backed Securities (Cost $2,371)	934
NUMBER OF SHARES
Short-Term Investments (14.1%)
32,300,687	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $32,301)	32,301
	Total Investments (114.0%) (Cost $253,021)	261,539	##
	Liabilities, less cash, receivables and other assets [(14.0%)]	(32,201)	¢¢
	Total Net Assets (100.0%)	$229,338

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)
PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Bank Loan Obligationsµ (91.0%)
Aerospace & Defense (0.3%)
660	Sequa Corp., Term Loan, 6.25%, due 12/3/14	663
Air Transport (1.0%)
1,935	Delta Air Lines, Inc., Term Loan B, 5.50%, due 4/20/17	1,883
All Telecom (3.8%)
1,575	Crown Castle Int'l Corp., Term Loan B, due 1/31/19	1,574	¢^^
246	Integra Telecom, Inc., Term Loan B, 9.25%, due 4/15/15	205
1,477	Intelsat Jackson Holdings S.A., Term Loan B, 5.25%, due 4/2/18	1,475
300	Level 3 Financing, Inc., Term Loan B3, 5.75%, due 9/1/18	299
2,850	Level 3 Financing, Inc., Term Loan B2, 5.75%, due 9/1/18	2,845
1,013	Syniverse Technologies, Inc., Term Loan B, 5.25%, due 12/21/17	1,014
		7,412
Automotive (1.8%)
1,292	Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, due 7/29/17	1,291
1,950	Chrysler Group LLC, Term Loan, 5.75%, due 5/24/17	1,908
227	UCI Int'l, Inc., Term Loan B, 5.50%, due 7/26/17	227
		3,426
Building & Development (1.7%)
1,073	Capital Automotive LP, Term Loan B, 5.00%, due 3/11/17	1,066
571	Custom Building Products, Inc., Term Loan B, 5.75%, due 3/19/15	569	Ñ
1,047	Goodman Global, Inc., First Lien Term Loan, 5.75%, due 10/28/16	1,049
91	Realogy Corp., Letter of Credit, 4.55%, due 10/10/16	86
586	Realogy Corp., Term Loan, 4.69%, due 10/10/16	547
		3,317
Business Equipment & Services (8.2%)
1,330	Acosta, Inc., Term Loan, 4.75%, due 3/1/18	1,325
1,045	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, due 6/18/18	1,027
500	Brand Energy & Infrastructure Services, Inc., Term Loan, 2.88%, due 2/7/14	417
1,309	Brickman Group Holdings, Inc., Term Loan B, 7.25%, due 10/14/16	1,314
808	Brock Holdings III, Inc., Term Loan B, 6.00%, due 3/16/17	795
967	Brock Holdings III, Inc., Second Lien Term Loan, 10.00%, due 3/16/18	910
748	Catalina Marketing Corp., Term Loan, 3.02%, due 10/1/14	720
1,460	Ceridian Corp., Term Loan, 3.27%, due 11/9/14	1,364
1,130	ClientLogic Corp., Term Loan, 7.33%, due 1/30/17	1,068
1,796	KAR Auction Services, Inc., Term Loan B, 5.00%, due 5/19/17	1,785
322	Protection One Alarm Monitoring, Inc., Term Loan B, 6.00%, due 6/4/16	319
1,677	Quintiles Transnational Corp., Term Loan B, 5.00%, due 6/8/18	1,668
1,662	SymphonyIRI Group, Inc., Term Loan B, 5.00%, due 12/1/17	1,649
1,402	Transaction Network Services, Inc., Term Loan C, 6.00%, due 11/18/15	1,391
		15,752
Cable & Satellite Television (2.4%)
7	Charter Communications Operating, LLC, Term Loan B2, 7.25%, due 3/6/14	7
1,375	Kabel Deutschland GmbH, Term Loan F, due 2/1/18	1,371	¢^^
2,000	UPC Financing Partnership, Term Loan, 4.75%, due 12/31/17	1,991
1,204	Yankee Cable Acquisition, LLC, Term Loan B1, 6.50%, due 8/26/16	1,188
		4,557
Chemicals & Plastics (4.3%)
1,536	Harko C.V., Term Loan B, 5.75%, due 8/2/17	1,537
435	Ineos US Finance, LLC, Term Loan B2, due 12/14/13	450	¢^^
461	Ineos US Finance, LLC, Term Loan C2, due 12/14/14	479	¢^^

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
505	PQ Corp., Term Loan B, due 7/30/14	487	¢^^
1,445	PQ Corp., Second Lien Term Loan, 6.77%, due 7/30/15	1,343
1,837	Styron S.a.r.L., LLC, Term Loan B, 6.00%, due 8/2/17	1,673
975	Taminco Global Chemical Corp., Term Loan, due 1/31/19	978	¢^^
1,256	Univar, Inc., Term Loan B, 5.00%, due 6/30/17	1,239
		8,186
Containers & Glass Products (3.8%)
1,734	Exopack, LLC, Term Loan, 6.50%, due 5/31/17	1,705
335	Pertus Sechszehnte GmbH, Term Loan B2, 2.65%, due 6/13/15	283
335	Pertus Sechszehnte GmbH, Term Loan C2, 2.90%, due 6/13/16	284
2,859	Reynolds Group Holdings, Inc., Term Loan C, 6.50%, due 8/9/18	2,867	¢^^
2,232	Sealed Air Corp., Term Loan B, 4.75%, due 10/3/18	2,256
		7,395
Drugs (0.3%)
585	Prestige Brands Int'l, Inc., Term Loan, due 1/31/19	588	¢^^
Electronics-Electrical (8.4%)
1,510	Aspect Software, Inc., Term Loan B, 6.25%, due 5/7/16	1,507
1,023	CommScope, Inc., Term Loan B, 5.00%, due 1/14/18	1,024
1,367	Eagle Parent, Inc., Term Loan, 5.00%, due 5/16/18	1,341
1,817	Edwards (Cayman Islands II) Ltd., Term Loan B, 5.50%, due 5/31/16	1,744
1,557	Freescale Semiconductor, Inc., Term Loan B, 4.55%, due 12/1/16	1,520
1,965	Genesys Telecommunications Laboratories, Inc., Term Loan B, due 1/31/19	1,964	¢^^
1,621	Go Daddy Operating Co., LLC, Term Loan, 7.00%, due 12/17/18	1,629
1,470	Kronos Inc., Term Loan, 6.25%, due 12/28/17	1,470
1,147	NXP B.V., Term Loan A2, 5.50%, due 3/4/17	1,136
892	SkillSoft Corp., Term Loan B, 6.50%, due 5/26/17	887
1,910	Sophia, L.P., Term Loan B, 6.25%, due 7/31/18	1,924	¢^^
		16,146
Equipment Leasing (1.6%)
1,039	AWAS Finance Luxembourg S.a.r.L., Term Loan B, 5.25%, due 6/10/16	1,036
141	Delos Aircraft, Inc., Term Loan B2, 7.00%, due 3/17/16	141
692	Int'l Lease Finance Corp., Term Loan B1, 6.75%, due 3/17/15	694
1,285	NES Rentals Holdings, Inc., Second Lien Term Loan, 10.00%, due 7/20/13	1,201
		3,072
Farming-Agriculture (0.4%)
711	WM Bolthouse Farms, Inc., First Lien Term Loan, 5.50%, due 2/11/16	708
Finance (1.7%)
3,570	Springleaf Financial Funding Co., Term Loan, 5.50%, due 5/10/17	3,316
Financial Intermediaries (10.7%)
3,706	Citco III Ltd., Term Loan, 5.50%, due 6/29/18	3,556
1,253	Fifth Third Processing Solutions, LLC, Term Loan B1, 4.50%, due 11/3/16	1,251
1,095	First Data Corp., Term Loan B, 4.28%, due 3/23/18	961
840	Fortress Investment Group LLC, Term Loan B, 5.75%, due 10/7/15	836
1,056	Harbourvest Partners, LLC, Term Loan B, 6.25%, due 12/17/16	1,055
532	Lender Process Services, Inc., Term Loan B, 5.50%, due 8/14/18	531
477	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	476
1,912	Mondrian Investment Partners Ltd., Term Loan, 5.50%, due 7/12/18	1,914	Ñ
1,340	Nuveen Investments, Inc., Term Loan, 6.08%, due 5/13/17	1,329
750	Nuveen Investments, Inc., Term Loan, 7.25%, due 5/13/17	750
1,155	Ocwen Financial Corp., Term Loan B, due 9/1/16	1,143	Ñ¢^^
2,774	Ocwen Financial Corp., Term Loan B, 7.00%, due 9/1/16	2,743
1,341	RPI Finance Trust, Term Loan 2, 4.00%, due 5/9/18	1,338
1,949	Walter Investment Management Corp., First Lien Term Loan, 7.75%, due 6/30/16	1,945
835	Walter Investment Management Corp., Second Lien Term Loan, 12.50%, due 12/30/16	841
		20,669

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Food & Drug Retailers (0.8%)
1,620	Rite Aid Corp., Term Loan 5, 4.50%, due 3/3/18	1,590	¢^^
Food Products (1.4%)
1,606	Del Monte Foods Co., Term Loan, 4.50%, due 3/8/18	1,568
1,182	Pinnacle Foods Finance LLC, Term Loan D, 6.00%, due 4/2/14	1,185
		2,753
Food Service (1.2%)
2,333	U.S. Foodservice, Inc., Term Loan B, 5.75%, due 3/31/17	2,304
Health Care (8.9%)
957	Aurora Diagnostics, LLC, Term Loan B, 6.25%, due 5/26/16	939
1,776	CareStream Health, Inc., Term Loan B, 5.00%, due 2/25/17	1,673
1,490	Emergency Medical Services Corp., Term Loan, 5.25%, due 5/25/18	1,485
1,474	Grifols, Inc., Term Loan B, 6.00%, due 6/1/17	1,482
995	Health Management Associates, Inc., Term Loan B, 4.50%, due 11/16/18	984
1,385	IASIS Healthcare LLC, Term Loan, 5.00%, due 5/3/18	1,378
1,007	Immucor, Inc., Term Loan B, 7.25%, due 8/17/18	1,013
2,150	Kindred Healthcare, Inc., Term Loan, 5.25%, due 6/1/18	2,074
2,060	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	2,072
3,632	Select Medical Corp., Term Loan B, 5.50%, due 6/1/18	3,518
500	Sheridan Holdings, Inc., First Lien Term Loan, due 6/15/14	482	¢^^
		17,100
Home Furnishings (0.9%)
1,820	National Bedding Co. LLC, Second Lien Term Loan, 5.50%, due 2/28/14	1,779
Industrial Equipment (3.3%)
1,490	Colfax Corp., Term Loan B, due 9/12/18	1,493	¢^^
1,576	Husky Injection Molding Systems Ltd., Senior Term Loan B, 6.50%, due 7/2/18	1,574
827	Kinetek Acquisitions Corp., Term Loan B1, 3.08%, due 11/10/13	785
84	Kinetek Acquisitions Corp., Term Loan B2, 3.08%, due 11/10/13	80
938	Terex Corp., Term Loan B, 5.50%, due 4/28/17	942
1,400	Unifrax Corp., Term Loan, 7.00%, due 11/28/18	1,409
		6,283
Insurance (0.3%)
569	Sedgwick CMS Holdings, Inc., Term Loan, 5.00%, due 12/31/16	562
Leisure Goods-Activities-Movies (1.3%)
490	LodgeNet Entertainment Corp., Term Loan, 6.50%, due 4/4/14	442
2,100	Six Flags Theme Parks, Inc., Term Loan B, 4.25%, due 12/20/18	2,094
		2,536
Lodging & Casinos (2.0%)
1,530	Boyd Gaming Corp., Term Loan, 6.00%, due 12/17/15	1,522
935	Caesars Entertainment Operating Co., Term Loan B2, 3.28%, due 1/28/15	846
1,416	CityCenter Holdings, LLC, Term Loan, 7.50%, due 1/21/15	1,420
		3,788
Nonferrous Metals-Minerals (1.0%)
1,950	Fairmount Minerals Ltd., Term Loan B, 5.25%, due 3/15/17	1,951
Oil & Gas (1.9%)
3,767	Frac Tech Int'l LLC, Term Loan B, 6.25%, due 5/6/16	3,750
Publishing (3.0%)
489	Cengage Learning Acquisitions, Inc., Term Loan, 2.52%, due 7/3/14	432
687	Cengage Learning Acquisitions, Inc., Term Loan 1, 7.50%, due 7/3/14	643
530	Dex Media East, LLC, Term Loan, 3.06%, due 10/24/14	248
1,632	Instant Web, Inc., Term Loan B, 3.65%, due 8/7/14	1,531
170	Instant Web, Inc., Term Loan DD, 3.65%, due 8/7/14	160

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
1,371	Postmedia Network, Inc., Term Loan C, 6.25%, due 7/13/16	1,362
1,367	Quad Graphics, Inc., Term Loan B, 4.00%, due 7/26/18	1,347
		5,723
Radio & Television (3.7%)
1,068	Clear Channel Communications, Inc., Term Loan A, 3.67%, due 7/30/14	976
759	Clear Channel Communications, Inc., Term Loan B, 3.92%, due 1/29/16	608
1,955	Cumulus Media, Inc., Term Loan, 5.75%, due 9/16/18	1,955
1,571	Foxco Acquisition Sub, LLC, Term Loan B, 4.75%, due 7/14/15	1,559
2,225	Univision Communications, Inc., Term Loan, 4.52%, due 3/31/17	2,090
		7,188
Retail (1.2%)
1,050	Lord & Taylor Holdings LLC, Term Loan B, 5.75%, due 1/11/19	1,051
1,325	Petco Animal Supplies, Inc., Term Loan, due 12/1/17	1,311	¢^^
		2,362
Retailers (except food & drug) (6.0%)
1,445	99 Cents Only Stores, Term Loan B, 7.00%, due 1/13/19	1,444	¢^^
1,318	AMSCAN Holdings, Inc., Term Loan B, 6.75%, due 12/2/17	1,313
1,028	Bass Pro Group, LLC, Term Loan, 5.25%, due 6/13/17	1,024
1,749	Gymboree Corp., Term Loan, 5.00%, due 2/23/18	1,571
1,123	Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.50%, due 12/22/17	1,129
1,494	Michaels Stores, Inc., Term Loan B2, 5.13%, due 7/31/16	1,489
1,365	Neiman Marcus Group, Inc., Term Loan, 4.75%, due 5/16/18	1,339
1,488	Toys 'R' Us-Delaware, Inc., Term Loan, 6.00%, due 9/1/16	1,480
711	Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, due 5/25/18	698
		11,487
Surface Transport (0.8%)
1,536	Avis Budget Car Rental, LLC, Term Loan, 6.25%, due 9/22/18	1,547
Utilities (2.9%)
1,497	GenOn Energy, Inc., Term Loan B, 6.00%, due 9/20/17	1,476	¢^^
66	Longview Power LLC, Letter of Credit, 2.63%, due 2/28/14	60
1,979	Longview Power LLC, Term Loan B, 6.06%, due 10/31/17	1,795
2,450	TPF Generation Holdings LLC, Second Lien Term Loan C, 4.83%, due 12/15/14	2,302
		5,633
	Total Bank Loan Obligations (Cost $175,707)	175,426
Corporate Debt Securities (8.7%)
Airlines (0.7%)
1,020	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,020	ñ
243	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	259	ñØØ
		1,279
Chemicals (1.4%)
1,860	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	1,684	ØØ
960	Taminco Global Chemical Corp., Senior Secured Notes, 9.75%, due 3/31/20	979	ñØ
		2,663
Consumer-Commercial-Lease Financing (1.9%)
2,000	CIT Group, Inc., Secured Notes, Ser. C, 5.25%, due 4/1/14	2,035	ñØØ
404	CIT Group, Inc., Secured Notes, Ser. A, 7.00%, due 5/1/16	404
680	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	728	ñ
535	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	544
		3,711
Electric - Generation (0.4%)
815	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	852	ñØØ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Gaming (0.7%)
1,390	Chester Downs & Marina LLC, Senior Secured Notes, 9.25%, due 2/1/20	1,421	ñØ
Media - Broadcast (0.5%)
995	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	990	Ø
Media - Cable (0.3%)
520	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	554	ñØØ
Metals-Mining Excluding Steel (0.3%)
485	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	489
Packaging (0.8%)
1,115	Berry Plastics Corp., Secured Floating Rate Notes, 4.42%, due 9/15/14	1,056	µØØ
550	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	572	ØØ
		1,628
Printing & Publishing (0.2%)
490	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	448
Real Estate Dev. & Mgt. (0.3%)
525	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	525	ñØ
Steel Producers-Products (0.8%)
1,615	Ryerson, Inc., Senior Secured Floating Rate Notes, 7.80%, due 11/1/14	1,494	µØØ
Support - Services (0.4%)
800	NES Rentals Holdings, Inc., Secured Notes, 12.25%, due 4/15/15	698	ñØØ
	Total Corporate Debt Securities (Cost $16,656)	16,752
NUMBER OF SHARES
Short-Term Investments (6.1%)
1	State Street Institutional Government Money Market Fund Institutional Class	0
11,784,254	State Street Institutional Liquid Reserves Fund Institutional Class	11,784	ØØ
	Total Short-Term Investments (Cost $11,784)	11,784
	Total Investments (105.8%) (Cost $204,147)	203,962	##
	Liabilities, less cash, receivables and other assets [(5.8%)]	(11,231)
	Total Net Assets (100.0%)	$192,731

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Bank Loan Obligationsµ (2.4%)
All Telecom (0.3%)
2,045	Level 3 Financing, Inc., Term Loan B2, 5.75%, due 9/1/18	2,041	¢^^
5,055	Level 3 Financing, Inc., Term Loan B3, 5.75%, due 9/1/18	5,046	¢^^
		7,087
Electronics - Electrical (0.2%)
5,100	Sophia, L.P., Term Loan B, due 7/31/18	5,138	¢^^
Financial Intermediaries (0.3%)
7,060	First Data Corp., Term Loan B1, due 10/1/14	6,695	¢^^
Health Care (0.7%)
2,848	Community Health Systems, Inc., Term Loan, 2.52% - 2.77%, due 7/25/14	2,810
146	Community Health Systems, Inc., Term Loan DD, 2.52%, due 7/25/14	144
1,985	Emergency Medical Services Corp., Term Loan, due 5/25/18	1,979	¢^^
4,465	HCA, Inc., Term Loan B, due 11/15/13	4,370	¢^^
8,235	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	8,285	¢^^
		17,588
Lodging & Casinos (0.6%)
14,290	Ceasars Entertainment Operating Co., Term Loan B5, 4.25%, due 1/28/18	12,156	¢^^
2,710	MGM Mirage, Inc., Term Loan C, 7.00%, due 2/21/14	2,709
		14,865
Radio & Television (0.3%)
4,110	Cumulus Media, Inc., Term Loan B1, 5.75%, due 9/16/18	4,111	¢^^
1,500	Cumulus Media, Inc., Second Lien Term Loan, 7.50%, due 1/14/19	1,497	¢^^
		5,608
	Total Bank Loan Obligations (Cost $56,364)	56,981
Corporate Debt Securities (94.5%)
Aerospace & Defense (0.5%)
10,188	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	10,494	ñ
2,194	L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15	2,249
		12,743
Airlines (1.7%)
17,880	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	17,880	ñØØ
9,793	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	10,429	ñØØ
10,042	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	10,494	ñ
3,532	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	3,973
		42,776
Auto Loans (3.5%)
17,915	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 6/1/14	19,705
6,390	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 4/15/15	7,029
11,155	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	12,479
26,170	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	32,011
3,655	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.75%, due 2/1/21	3,978
8,665	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.88%, due 8/2/21	9,475
		84,677
Automakers (1.7%)
20,320	Chrysler Group LLC/CG Co-Issuer, Inc., Senior Secured Notes, 8.00%, due 6/15/19	19,507	ñ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
865	Chrysler Group LLC/CG Co-Issuer, Inc., Senior Secured Notes, 8.00%, due 6/15/19	830
6,140	Chrysler Group LLC/CG Co-Issuer, Inc., Senior Secured Notes, 8.25%, due 6/15/21	5,864	ñ
5,030	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	6,382
1,000	Ford Motor Co., Senior Unsecured Notes, 8.90%, due 1/15/32	1,230
2,794	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	3,625
3,850	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	4,158
		41,596
Banking (2.3%)
1,270	Ally Financial, Inc., Guaranteed Notes, Ser. 8, 6.75%, due 12/1/14	1,324
3,435	Ally Financial, Inc., Guaranteed Notes, 8.30%, due 2/12/15	3,789
13,230	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	13,627	ØØ
1,695	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	1,754
15,030	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	16,533	ØØ
2,685	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	2,880
14,785	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	15,691
		55,598
Beverages (0.3%)
1,875	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	2,105
5,000	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	5,600
		7,705
Building & Construction (0.9%)
6,436	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 6/15/18	5,133
1,915	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 5/15/19	1,513
5,495	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	5,495	ñ
6,390	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	6,486
3,635	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,680
		22,307
Building Materials (1.5%)
4,910	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	5,198
11,620	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	11,271
14,065	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	14,979	ñ
6,160	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	6,068	ñ
		37,516
Chemicals (1.7%)
11,065	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	12,836
1,385	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	1,520
2,575	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	2,826
2,086	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	2,326
4,425	LyondellBasell Industries NV, Guaranteed Notes, 6.00%, due 11/15/21	4,812	ñ
18,200	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	16,471	ØØ
		40,791
Computer Hardware (0.4%)
8,110	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	8,678	ñ
Consumer – Commercial Lease Financing (6.5%)
5,045	American General Finance, Inc., Senior Unsecured Medium-Term Notes, Ser. I, 4.88%, due 7/15/12	4,938
2,635	American General Finance, Inc., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	2,091
9,250	CIT Group, Inc., Secured Notes, Ser. C, 5.25%, due 4/1/14	9,412	ñ
7,925	CIT Group, Inc., Secured Notes, Ser. A, 7.00%, due 5/1/16	7,925
5,977	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	5,999	ñ
801	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/17	802
9,977	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	10,002	ñ
19,190	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	20,533	ñ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
19,960	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	20,309
8,035	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	7,985
14,245	Int'l Lease Finance Corp., Senior Secured Notes, 6.50%, due 9/1/14	15,011	ñ
17,770	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	19,169
6,545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	7,167
1,965	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,166
5,880	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	5,762
11,305	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	12,217
800	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	817
8,630	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	6,688
		158,993
Department Stores (1.0%)
5,865	JC Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	5,880
21,540	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	17,501
		23,381
Diversified Capital Goods (0.2%)
4,790	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	4,574
Electric - Generation (5.0%)
6,860	Calpine Construction Finance Co. L.P., Senior Secured Notes, 8.00%, due 6/1/16	7,392	ñ
6,450	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	6,740	ñ
4,685	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	5,048	ñ
2,450	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	2,609	ñ
8,740	Edison Mission Energy, Senior Unsecured Notes, 7.75%, due 6/15/16	5,856
17,540	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	10,173
21,950	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	12,402
13,353	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	7,144
9,375	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	9,691
18,030	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	17,669
8,000	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	8,040
11,560	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	11,387
18,020	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	17,119	ñ
		121,270
Electric - Integrated (0.6%)
6,650	CMS Energy Corp., Senior Unsecured Notes, 4.25%, due 9/30/15	6,828
8,105	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	8,834	ñ
		15,662
Electronics (0.5%)
9,090	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	9,931	ñ
1,915	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	2,140	ñ
		12,071
Energy - Exploration & Production (8.7%)
16,625	ATP Oil & Gas Corp., Secured Notes, 11.88%, due 5/1/15	10,806
27,045	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	30,426
2,575	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	2,652
4,445	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	4,567
4,215	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	4,236
22,915	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	22,571
9,475	Chesapeake Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	9,641	ñ
4,675	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	4,874
9,030	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	10,272
13,800	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	12,006

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
2,850	Forest Oil Corp., Guaranteed Notes, 8.50%, due 2/15/14	3,106
3,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	3,000
12,195	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	13,536
8,655	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	9,326
6,690	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	7,108
3,665	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	4,019
3,835	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	4,103
7,255	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	8,162
945	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	1,013
9,335	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	10,152
2,740	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	2,925
4,495	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	4,877
10,655	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	11,028	ñ
3,240	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	3,289
14,255	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	14,202	ñ
		211,897
Food - Wholesale (0.2%)
5,000	Dole Food Co., Inc., Secured Notes, 8.00%, due 10/1/16	5,325	ñ
Gaming (3.2%)
795	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	723
7,645	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	8,027
12,814	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	13,614	C
11,070	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	12,468	ñ
6,865	MGM Mirage, Inc., Senior Secured Notes, 13.00%, due 11/15/13	8,023
4,526	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	5,160
3,410	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	3,419
1,805	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	2,035
5,635	San Pasqual Casino Development Group, Inc., Secured Notes, 8.00%, due 9/15/13	5,593	ñ
3,725	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	3,911	ñ
10,930	Wynn Las Vegas LLC, 1st Mortgage, 7.88%, due 11/1/17	12,132
2,707	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	3,059
		78,164
Gas Distribution (4.6%)
10,695	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	10,695
11,415	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	11,444
5,390	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	5,969
5,765	El Paso Corp., Senior Unsecured Notes, 7.25%, due 6/1/18	6,424
5,970	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	7,013
6,535	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	7,659
16,665	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	18,415
11,870	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	12,464
2,000	Ferrellgas L.P., Senior Unsecured Notes, 6.50%, due 5/1/21	1,730
7,345	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	7,143
6,640	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	6,889
4,985	Kinder Morgan Finance Co., Senior Secured Notes, 6.00%, due 1/15/18	5,159	ñ
6,160	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	6,714
4,710	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	5,110
		112,828
Health Facilities (4.3%)
1,345	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,284
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	1,856
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,168
3,035	HCA, Inc., Senior Unsecured Notes, 6.30%, due 10/1/12	3,096

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
10,695	HCA, Inc., Senior Unsecured Notes, 6.25%, due 2/15/13	10,989
15,600	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	17,316
7,195	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	7,627
3,395	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	3,713
13,630	Kindred Healthcare, Inc., Guaranteed Notes, 8.25%, due 6/1/19	12,506
13,195	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	13,987
3,590	Tenet Healthcare Corp., Senior Unsecured Notes, 9.25%, due 2/1/15	3,904
15,395	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	17,416
3,395	Universal Health Services, Inc., Senior Secured Notes, 7.13%, due 6/30/16	3,734
5,000	Universal Health Services, Inc., Guaranteed Notes, 7.00%, due 10/1/18	5,262
		103,858
Health Services (0.3%)
1,925	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	2,110
3,429	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	3,738
1,610	Service Corp. Int'l, Senior Unsecured Notes, 7.63%, due 10/1/18	1,851
		7,699
Hotels (2.0%)
4,495	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	4,579
8,939	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	9,241
750	Host Hotels & Resorts L.P., Guaranteed Notes, 9.00%, due 5/15/17	833
2,000	Host Hotels & Resorts L.P., Guaranteed Notes, 6.00%, due 11/1/20	2,133
7,625	Host Marriott L.P., Guaranteed Notes, Ser. O, 6.38%, due 3/15/15	7,739
10,275	ITT Corp., Guaranteed Unsecured Notes, 7.38%, due 11/15/15	11,713
5,740	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 6.25%, due 2/15/13	5,948
4,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.88%, due 10/15/14	4,510
875	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 6.75%, due 5/15/18	1,004
		47,700
Investments & Misc. Financial Services (1.9%)
22,510	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	23,411
16,245	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	16,854
6,035	Icahn Enterprises L.P., Senior Unsecured Notes, 8.00%, due 1/15/18	6,261	ñ
		46,526
Leisure (0.5%)
7,095	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	7,867
5,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	5,412
		13,279
Machinery (1.7%)
18,965	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	21,857
5,000	CNH America LLC, Guaranteed Notes, 7.25%, due 1/15/16	5,450
1,620	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	1,636
5,280	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	5,848
5,585	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	6,088
		40,879
Media - Broadcast (3.8%)
5,085	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	5,587	ñ
18,255	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	15,243
21,075	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	15,701
5,285	Cumulus Media, Inc., Guaranteed Notes, 7.75%, due 5/1/19	4,955	ñ
3,950	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	4,414	ñ
12,341	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	12,279	ñ
6,595	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	6,397	ñ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
17,005	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	19,386	ñ
8,365	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	8,961	ñ
		92,923
Media - Cable (4.9%)
3,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, due 4/15/18	3,202
9,405	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	10,134
9,015	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,578
2,965	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	3,280
13,015	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	13,861	ñ
2,870	CSC Holdings LLC, Senior Unsecured Notes, 8.50%, due 4/15/14	3,193
13,705	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	14,733	ñ
2,100	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	2,347
3,890	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	4,318
11,585	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	12,917
2,110	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	2,300
6,775	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	7,283
6,921	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	6,930
7,555	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	8,386
13,751	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	15,539
1,600	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	1,720
		119,721
Media - Services (1.1%)
3,865	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	4,261
425	WM Finance Corp., Senior Secured Notes, 9.50%, due 6/15/16	462	ñ
20,415	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	22,202
		26,925
Medical Products (1.4%)
7,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	7,723	ñ
2,635	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	2,694	ñ
9,315	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	9,990	ñ
2,700	LVB Acquisition, Inc., Guaranteed Notes, 10.00%, due 10/15/17	2,916
9,515	LVB Acquisition, Inc., Guaranteed Notes, 10.38%, due 10/15/17	10,324	C
		33,647
Metals - Mining Excluding Steel (2.8%)
7,200	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	7,848
11,000	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	11,082
26,940	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	27,816	ñ
7,285	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	8,105
11,570	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	11,917	ñ
2,005	Peabody Energy Corp., Guaranteed Notes, 6.50%, due 9/15/20	2,105
		68,873
Packaging (3.8%)
2,800	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	3,052
7,135	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	7,331
1,395	Ball Corp., Guaranteed Notes, 7.38%, due 9/1/19	1,555
21,436	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	22,293
31,360	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	32,771
6,318	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	7,076
3,215	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	3,376	ñ
8,950	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	9,644	ñ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
6,155	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,417	ñ
		93,515
Pharmaceuticals (1.9%)
7,175	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	7,785
5,715	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	6,179	ñ
7,525	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	8,268	ñ
4,005	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	4,446	ñ
16,225	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	16,468	ñ
3,930	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	4,014	ñ
		47,160
Printing & Publishing (2.6%)
6,730	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	7,420
21,175	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	21,757
12,760	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 4.95%, due 4/1/14	12,377
9,875	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	9,035
4,115	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	3,673
13,835	TL Acquisitions, Inc., Guaranteed Notes, 10.50%, due 1/15/15	10,065	ñ
		64,327
Real Estate Dev. & Mgt. (0.3%)
6,520	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	6,520	ñØ
Retail (0.1%)
1,155	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	1,270
Software-Services (3.1%)
2,550	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	2,289
12,640	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	11,312	C
4,942	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	5,412
5,290	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	5,951
13,090	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	11,356
1,540	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	1,490
9,436	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	9,294
8,855	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	9,209	ñ
5,680	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	6,042
1,325	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	1,398
1,470	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	1,562	ØØ
8,915	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	9,606
		74,921
Specialty Retail (1.2%)
18,705	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	20,809
7,935	Toys "R" Us Property Co. I LLC, Senior Secured Notes, 8.50%, due 12/1/17	8,501
		29,310
Steel Producers-Products (0.1%)
1,850	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,498
Support - Services (1.4%)
1,165	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	1,247
7,765	Iron Mountain, Inc., Guaranteed Notes, 6.63%, due 1/1/16	7,784
6,685	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	7,320
4,355	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	4,061	ñ
2,289	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	2,358
2,470	RSC Equipment Rental, Inc., Guaranteed Notes, 8.25%, due 2/1/21	2,550
3,490	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	3,996
4,170	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	4,379

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
1,565	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	1,639
		35,334
Telecom - Integrated Services (7.0%)
1,610	CenturyLink, Inc., Senior Unsecured Notes, 6.45%, due 6/15/21	1,696
19,140	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	17,035
10,085	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	10,161
5,855	Frontier Communications Corp., Senior Unsecured Notes, 8.50%, due 4/15/20	5,796
6,298	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	6,786
10,820	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	9,116	ñ
16,345	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	16,427	C
2,340	Intelsat Jackson Holdings S.A., Guaranteed Notes, 8.50%, due 11/1/19	2,533
10,085	Level 3 Escrow, Inc., Guaranteed Notes, 8.13%, due 7/1/19	10,161	ñ
4,540	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	4,722
7,695	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	7,887	ñ
3,370	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	3,678
1,390	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	1,553
3,600	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	3,852
11,734	Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14	12,995
9,110	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	10,106
5,621	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	5,598
1,585	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,696
9,960	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	11,006
11,115	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	12,004
14,760	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	15,498	ñ
		170,306
Telecom - Wireless (3.3%)
9,110	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.75%, due 5/1/17	9,896	ñ
10,620	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	11,257
1,290	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	1,406
31,815	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	23,583
4,990	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	4,191
14,955	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	13,198
2,575	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	2,395
15,065	Wind Acquisition Finance S.A., Senior Secured Notes, 7.25%, due 2/15/18	14,613	ñ
		80,539
	Total Corporate Debt Securities (Cost $2,253,460)	2,305,282
NUMBER OF SHARES
Short-Term Investments (2.5%)
61,760,267	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $61,760)	61,760
	Total Investments (99.4%) (Cost $2,371,584)	2,424,023	##
	Cash, receivables and other assets, less liabilities (0.6%)	15,162
	Total Net Assets (100.0%)	$2,439,185

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z
Municipal Debt Securities (101.4%)
Arizona (1.5%)
875	Northern Arizona Univ. Cert. of Participation (Research Infrastructure Proj.), Ser. 2005, (AMBAC Insured), 4.00%, due 9/1/14	919
1,000	Phoenix Civic Imp. Corp. Wastewater Sys. Jr. Lien Ref. Rev., Ser. 2011, 2.00%, due 7/1/18	1,025
		1,944
California (8.6%)
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,070
1,000	California St. G.O., Ser. 2010, 5.25%, due 3/1/30	1,132
1,190	Mesa Cons. Wtr. Dist. Cert. of Participation, Ser. 2010, 5.00%, due 3/15/22	1,391
705	Oakland G.O. Ref., Ser. 2012, 5.00%, due 1/15/20	852
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,057
905	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	989
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,852
630	San Francisco City & Co. Redev. Agcy. Lease Rev. Cap. Appreciation (George R. Moscone Convention Ctr.), Ser. 1992, 0.00%, due 7/1/12	627
1,000	Turlock Irrigation Dist. Ref. Rev. (First Priority), Ser. 2011, 5.00%, due 1/1/19	1,167
1,300	Walnut Pub. Fin. Au. Tax Allocation Rev. (Walnut Imp. Proj.), Ser. 2002, (AMBAC Insured), 5.38%, due 9/1/22	1,314
		11,451
Colorado (1.2%)
755	Colorado Wtr. Res. & Pwr. Dev. Au. Clean Wtr. Rev., Ser. 2010-A, 4.00%, due 9/1/25	858
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	791
		1,649
Delaware (0.7%)
1,000	Univ. of Delaware Rev., Ser. 2004-B, (LOC: Bank of America), 0.08%, due 11/1/34	1,000	µ
District of Columbia (1.0%)
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,173	ß
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	192	ß
		1,365
Florida (4.8%)
1,000	Orange Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/19	1,164	Ø
1,000	Palm Beach Co. G.O. Ref. (Rec. & Cultural Facs.), Ser. 2010, 5.00%, due 7/1/20	1,242
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	695
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,427	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,776	ß
		6,304

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z
Georgia (1.0%)
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,342
Illinois (8.7%)
2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,272
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,160
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,835
200	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	224
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30	1,131
750	Dekalb Kane Lasalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	416
2,000	Illinois St. G.O., Ser. 1997, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/22	2,006
250	Illinois St. G.O., Ser. 2004-A, 5.00%, due 3/1/22	266
460	Illinois St. G.O., Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 4/1/20	518
1,500	Illinois St. G.O. Ref., Ser. 2010, (AGM Insured), 5.00%, due 1/1/15	1,654
		11,482
Indiana (4.1%)
1,280	Indiana Muni. Pwr. Agcy., Ser. 2011-A, 5.00%, due 1/1/18	1,520
940	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,131
800	Indiana St. Fin. Au. Rev. (Lease Appropriation), Ser. 2007-A2, (LOC: JP Morgan Chase Bank), 0.05%, due 2/1/37	800	µ
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,955
		5,406
Iowa (1.1%)
1,345	Iowa Fin. Au. Hlth. Care Fac. Rev. (Genesis Hlth. Sys.), Ser. 2010, 5.00%, due 7/1/13	1,415	ß
Kansas (0.6%)
750	Wichita Hosp. Rev. (Facs. Imp.), Ser. 2009-IIIA, 4.50%, due 11/15/12	770	ß
Louisiana (1.1%)
1,000	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (LCTCS Facs. Corp. Proj.), Ser. 2011, 0.00%, due 10/1/17	881	ß
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	598
		1,479
Maryland (1.1%)
1,250	Maryland St. G.O., Ser. 2011-B, 4.00%, due 3/15/25	1,403
Massachusetts (6.6%)
2,000	Massachusetts Bay Trans. Au. Rev. (Assessment), Ser. 2006-A, 5.25%, due 7/1/30	2,677
1,000	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/24	1,355
950	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,244
1,200	Massachusetts St. HFA Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	1,293
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	563	ß
1,000	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Northeastern Univ.), Ser. 2008-T3, 2.70%, due 10/1/37 Putable 2/20/14	1,036	µß

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z
600	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Tufts Univ.), Ser. 1995-G, (LOC: Bank of America), 0.07%, due 2/15/26	600	µß
		8,768
Michigan (4.0%)
350	Forest Hills Pub. Sch. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	389
1,020	L'Anse Creuse Pub. Sch. G.O. (Sch. Bldg. & Site), Ser. 2008, (LOC: JP Morgan Chase Bank), 0.07%, due 5/1/35	1,020	µ
1,500	Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2011-B, 4.00%, due 10/1/16	1,577
2,160	Saginaw Valley St. Univ. Rev., Ser. 2010-A, 5.00%, due 7/1/13	2,289
		5,275
Minnesota (1.2%)
1,500	Becker PCR (No. St. Pwr. Co.), Ser. 1992-A, 8.50%, due 3/1/19	1,585	ß
Mississippi (0.9%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,213
Missouri (2.0%)
1,040	Missouri St. Dev. Fin. Board Infrastructure Facs. Ref. Rev. Wtr. Sys., Ser. 2009-E, 4.00%, due 11/1/15	1,102
750	Missouri St. Dev. Fin. Board Rev. (St. Joseph Sewage Sys. Imp.), Ser. 2011-E, 4.75%, due 5/1/26	789
750	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	826	ß
		2,717
Nebraska (1.1%)
1,220	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,459
Nevada (0.7%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	868
New Jersey (4.4%)
755	Morristown Parking Au. Rev., Ser. 2011, 4.00%, due 8/1/18	849
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,218
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,478	ØØ
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,234
		5,779
New Mexico (0.6%)
750	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	851
New York (8.9%)
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	459
1,500	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2011-E, 5.00%, due 11/1/16	1,786
1,000	New York St. Dorm. Au. (St. Personal Income Tax), Ser. 2011-C, 4.00%, due 3/15/19	1,173
530	New York St. Env. Fac. Corp. Spec. Oblig. Rev. Ref. (Riverbank St. Park), Ser. 1996, (AMBAC Insured), 6.25%, due 4/1/12	535	ØØ
1,000	New York St. Local Gov't Assist Corp., Ser. 1993-E, (AGM Insured), 6.00%, due 4/1/14	1,062
100	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	106

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	922
1,000	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2010-A, 5.00%, due 3/15/19	1,241
2,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	2,222
1,000	Suffolk Co. Wtr. Au. Ref. Rev., Ser. 2012, 4.00%, due 6/1/24	1,149
1,125	Triborough Bridge & Tunnel Au. Ref. Rev., Ser. 2002-B, 5.25%, due 11/15/16	1,170
		11,825
North Carolina (0.9%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	814
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	350	ß
		1,164
Ohio (2.2%)
1,435	Akron JEDD Ref. Rev., Ser. 2011, 5.00%, due 12/1/19	1,676
1,000	Ohio St. G.O. (Infrastructure Imp.), Ser. 2011-B, 5.00%, due 8/1/19	1,248
		2,924
Oregon (1.6%)
800	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	826
1,170	Tualatin Valley Fire & Rescue Rural Fire Protection Dist. G.O., Ser. 2011, 4.00%, due 6/1/27	1,308
		2,134
Pennsylvania (1.8%)
1,285	Pennsylvania HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,305
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	397	ß
650	Pennsylvania St. Turnpike Commission Rev., Ser. 2011-B, 5.00%, due 12/1/14	714
		2,416
Puerto Rico (1.7%)
450	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	463
1,745	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/40	1,845
		2,308
Rhode Island (1.0%)
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,296
South Carolina (2.9%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,104
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,723	Ø
		3,827
Tennessee (2.9%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,143
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,728
		3,871
Texas (10.0%)
1,000	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	1,159
750	Brownsville G.O. Ref., Ser. 2011-A, 4.00%, due 2/15/18	840
705	Brownsville G.O. Ref., Ser. 2011-A, 4.00%, due 2/15/20	788
1,245	Collin Co. G.O., Ser. 2011, 4.00%, due 2/15/27	1,374
460	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	510

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z
1,170	El Paso Independent Sch. Dist. Ref. G.O., Ser. 2011, (PSF Insured), 4.00%, due 8/15/26	1,300
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	911
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	1,004
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	267	ß
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,368
915	Lone Star College Sys. G.O., Ser. 2011, 3.00%, due 2/15/19	1,003
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	418
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	620
750	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 4.00%, due 7/1/19	892
415	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/17	477
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	283
		13,214
Virginia (4.0%)
1,200	Newport News Ref. G.O., Ser. 2011-B, 4.00%, due 7/1/19	1,414
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,178
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,708
		5,300
Washington (6.5%)
4,000	Central Puget Sound Reg. Trans. Au. Sales & Use Tax Rev. (Putters), Ser. 2008-2625Z, (FSA Insured), 0.08%, due 11/1/15	4,000	µb
2,000	Energy Northwest Elec. Ref. Rev. (Proj. Number 1), Ser. 2002-B, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/17	2,049	ØØ
1,385	Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2010-A, 5.00%, due 7/1/18	1,705	ß
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	884
		8,638
	Total Investments (101.4%) (Cost $126,663)	134,442	##
	Liabilities, less cash, receivables and other assets [(1.4%)]	(1,843)
	Total Net Assets (100.0%)	$132,599

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (9.0%)
5,420	U.S. Treasury Notes, 2.13%, due 11/30/14 (Cost $5,686)	5,699
U.S. Government Agency Securities (4.1%)
1,325	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.88%, due 3/30/12	1,326	µ@
1,275	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.77%, due 6/15/12	1,278	µ@
	Total U.S. Government Agency Securities (Cost $2,600)	2,604
Mortgage-Backed Securities (39.5%)
Adjustable Alt-B Mixed Balance (0.7%)
578	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.78%, due 7/25/35	423	µ
Adjustable Jumbo Balance (3.3%)
1,370	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 3.09%, due 4/19/36	935	µ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 2.72%, due 10/25/35	1,175	µ
		2,110
Adjustable Mixed Balance (3.1%)
1,011	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.73%, due 5/25/34	820	µ
1,371	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	1,045	µ
161	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.05%, due 6/19/34	123	µ
		1,988
Commercial Mortgage-Backed (21.9%)
1,296	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	1,331
576	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.73%, due 3/15/49	609	µ
162	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.35%, due 1/15/46	168	µ
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,033
771	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	780
928	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	966
1,129	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	1,137	ñ
1,500	LB-UBS Commercial Mortgage Trust, Ser. 2003-C1, Class C, 4.50%, due 12/15/36	1,519
875	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.02%, due 7/15/37	899	µ
676	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	690	ñ
1,236	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	1,257
1,615	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	1,678
1,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.29%, due 12/15/44	1,019	µ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
784	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	801	ñ
		13,887
Mortgage-Backed Non-Agency (3.8%)
612	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	629	ñ
1,404	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,462	ñ
304	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	318	ñ
		2,409
Fannie Mae (2.6%)
1,529	Pass-Through Certificates, 4.50%, due 4/1/39	1,636
Freddie Mac (4.1%)
5	ARM Certificates, 3.50%, due 1/1/17	5	µ
789	Pass-Through Certificates, 8.00%, due 11/1/26	938
1,576	Pass-Through Certificates, 4.50%, due 11/1/39	1,678
		2,621
Government National Mortgage Association (0.0%)
4	Pass-Through Certificates, 12.00%, due 3/15/14	4
	Total Mortgage-Backed Securities (Cost $26,516)	25,078
Corporate Debt Securities (31.7%)
Banks (9.2%)
1,150	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	1,222
1,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.30%, due 2/14/12	1,001
1,485	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	1,505
745	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	782
1,340	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,355
		5,865
Beverages (1.5%)
575	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	619
325	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	329
		948
Computers (2.2%)
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,409
Diversified Financial Services (7.1%)
945	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	1,000
510	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	518
280	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	282
405	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	406	ñ
175	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 5.00%, due 4/10/12	177
1,200	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,327
770	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	785
		4,495
Food (0.5%)
352	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	358
Insurance (0.9%)
545	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	555

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Media (3.9%)
750	DIRECTTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	810
800	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	814
850	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	866
		2,490
Mining (0.6%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	363
Office-Business Equipment (1.0%)
650	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	658
Oil & Gas (1.1%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	680
Retail (1.1%)
625	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	679
Telecommunications (2.6%)
805	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	797
810	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	830
		1,627
	Total Corporate Debt Securities (Cost $19,876)	20,127
Asset-Backed Securities (12.8%)
383	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.43%, due 4/25/36	256	µ
499	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.41%, due 10/25/36	204	µ
725	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	727
775	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	782
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.43%, due 11/25/36	163	µ
421	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.46%, due 2/25/36	322	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.54%, due 2/25/37	307	µ
343	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.46%, due 6/25/36	271	µ
224	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.46%, due 8/25/36	181	µ
374	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.46%, due 9/25/36	298	µ
1,900	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	1,907
1,330	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	1,338
0	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.37%, due 11/25/36	0	µ
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.00%, due 7/13/46	0	#µ*
450	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	452
325	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.51%, due 1/25/36	232	µ
978	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.45%, due 6/25/36	643	µ
	Total Asset-Backed Securities (Cost $10,146)	8,083
NUMBER OF SHARES
Short-Term Investments (4.5%)
2,827,205	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,827)	2,827

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

Total Investments (101.6%) (Cost $67,651)	64,418	##
Liabilities, less cash, receivables and other assets [(1.6%)]	(988)
Total Net Assets (100.0%)	$63,430

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Bank Loan Obligationsµ (12.4%)
Aerospace & Defense (0.0%)
260	Sequa Corp., Term Loan, 6.25%, due 12/3/14	261
Air Transport (0.1%)
572	Delta Air Lines, Inc., Term Loan B, 5.50%, due 4/20/17	556
All Telecom (0.6%)
755	Crown Castle Int'l Corp., Term Loan B, due 1/31/19	755	¢^^
296	Integra Telecom, Inc., Term Loan B, 9.25%, due 4/15/15	247
655	Intelsat Jackson Holdings S.A., Term Loan B, 5.25%, due 4/2/18	654
985	Level 3 Financing, Inc., Term Loan B2, 5.75%, due 9/1/18	983
600	Level 3 Financing, Inc., Term Loan B3, 5.75%, due 9/1/18	599
431	Syniverse Technologies, Inc., Term Loan B, 5.25%, due 12/21/17	431
		3,669
Automotive (0.2%)
439	Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, due 7/29/17	439
944	Chrysler Group LLC, Term Loan, 5.75%, due 5/24/17	923
140	UCI Int'l, Inc., Term Loan B, 5.50%, due 7/26/17	141
		1,503
Building & Development (0.3%)
549	Capital Automotive LP, Term Loan B, 5.00%, due 3/11/17	546
232	Custom Building Products, Inc., Term Loan B, 5.75%, due 3/19/15	231	Ñ
721	Goodman Global, Inc., First Lien Term Loan, 5.75%, due 10/28/16	723
36	Realogy Corp., Letter of Credit, 4.55%, due 10/10/16	34
228	Realogy Corp., Term Loan, 4.69%, due 10/10/16	213
		1,747
Business Equipment & Services (1.3%)
675	Acosta, Inc., Term Loan, 4.75%, due 3/1/18	673
1,250	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, due 6/18/18	1,228
195	Brand Energy & Infrastructure Services, Inc., Term Loan, 2.88%, due 2/7/14	163
663	Brickman Group Holdings, Inc., Term Loan B, 7.25%, due 10/14/16	666
397	Brock Holdings III, Inc., Term Loan B, 6.00%, due 3/16/17	390
475	Brock Holdings III, Inc., Second Lien Term Loan, 10.00%, due 3/16/18	447
294	Catalina Marketing Corp., Term Loan, 3.02%, due 10/1/14	283
916	Ceridian Corp., Term Loan, 3.27%, due 11/9/14	856
730	ClientLogic Corp., Term Loan, 7.33%, due 1/30/17	690
667	KAR Auction Services, Inc., Term Loan B, 5.00%, due 5/19/17	663
258	Protection One Alarm Monitoring, Inc., Term Loan B, 6.00%, due 6/4/16	255
567	Quintiles Transnational Corp., Term Loan B, 5.00%, due 6/8/18	564
562	SymphonyIRI Group, Inc., Term Loan B, 5.00%, due 12/1/17	558
935	Transaction Network Services, Inc., Term Loan C, 6.00%, due 11/18/15	927
		8,363
Cable & Satellite Television (0.5%)
478	AMC Networks, Inc., Term Loan B, 4.00%, due 12/31/18	474
27	Charter Communications Operating, LLC, Term Loan B2, 7.25%, due 3/6/14	27
660	Kabel Deutschland GmbH, Term Loan F, due 2/1/18	658	¢^^
1,000	UPC Financing Partnership, Term Loan, 4.75%, due 12/31/17	996
1,142	Yankee Cable Acquisition, LLC, Term Loan B1, 6.50%, due 8/26/16	1,127
		3,282
Chemicals & Plastics (0.6%)
643	Harko C.V., Term Loan B, 5.75%, due 8/2/17	644
158	Ineos US Finance LLC, Term Loan B2, due 12/14/13	164	¢^^

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
168	Ineos US Finance LLC, Term Loan C2, due 12/14/14	175	¢^^
399	Momentive Performance Materials, Inc., Term Loan B, 3.81%, due 5/5/15	389
245	PQ Corp., Term Loan B, due 7/30/14	236	¢^^
455	PQ Corp., Second Lien Term Loan, 6.77%, due 7/30/15	423
1,091	Styron S.a.r.L., LLC, Term Loan B, 6.00%, due 8/2/17	994
470	Taminco Global Chemical Corp., Term Loan, due 1/31/19	472	¢^^
384	Univar, Inc., Term Loan B, 5.00%, due 6/30/17	379
		3,876
Containers & Glass Products (0.4%)
736	Exopack, LLC, Term Loan, 6.50%, due 5/31/17	724
1,369	Reynolds Group Holdings, Inc., Term Loan C, 6.50%, due 8/9/18	1,373	¢^^
810	Sealed Air Corp., Term Loan B, 4.75%, due 10/3/18	819
		2,916
Drugs (0.0%)
285	Prestige Brands Int'l, Inc., Term Loan, due 1/31/19	286	¢^^
Electronics - Electrical (1.1%)
867	Aspect Software, Inc., Term Loan B, 6.25%, due 5/7/16	865
396	CommScope, Inc., Term Loan B, 5.00%, due 1/14/18	396
478	Eagle Parent, Inc., Term Loan, 5.00%, due 5/16/18	468
658	Edwards (Cayman Islands II) Ltd., Term Loan B, 5.50%, due 5/31/16	631
647	Freescale Semiconductor, Inc., Term Loan B, 4.52%, due 12/1/16	632
945	Genesys Telecommunications Laboratories, Inc., Term Loan B, due 1/31/19	945	¢^^
584	Go Daddy Operating Co., LLC, Term Loan, 7.00%, due 12/17/18	587
635	Kronos, Inc., Term Loan, 6.25%, due 12/28/17	635
819	NXP B.V., Term Loan A2, 5.50%, due 3/4/17	811	¢^^
479	SkillSoft Corp., Term Loan B, 6.50%, due 5/26/17	476
915	Sophia, L.P., Term Loan B, 6.25%, due 7/31/18	922	¢^^
		7,368
Equipment Leasing (0.2%)
555	AWAS Finance Luxembourg S.a.r.L., Term Loan B, 5.25%, due 6/10/16	554
650	NES Rentals Holdings, Inc., Second Lien Term Loan, 10.00%, due 7/20/13	607
		1,161
Farming - Agriculture (0.0%)
303	WM Bolthouse Farms, Inc., First Lien Term Loan, 5.50%, due 2/11/16	302
Finance (0.2%)
1,520	Springleaf Financial Funding Co., Term Loan, 5.50%, due 5/10/17	1,412
Financial Intermediaries (1.3%)
1,338	Citco III Ltd., Term Loan, 5.50%, due 6/29/18	1,284
530	First Data Corp., Term Loan B, 4.28%, due 3/23/18	465
560	Fortress Investment Group LLC, Term Loan B, 5.75%, due 10/7/15	557
746	Harbourvest Partners, LLC, Term Loan B, 6.25%, due 12/17/16	745
189	Lender Process Services, Inc., Term Loan B, 5.50%, due 8/14/18	189
478	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	477
693	Mondrian Investment Partners Ltd., Term Loan, 5.50%, due 7/12/18	694	Ñ
680	Nuveen Investments, Inc., Term Loan, 6.08%, due 5/13/17	674
500	Nuveen Investments, Inc., Term Loan, 7.25%, due 5/13/17	500
1,369	Ocwen Financial Corp., Term Loan B, 7.00%, due 9/1/16	1,354
310	Ocwen Financial Corp., Term Loan B, due 9/1/16	307	Ñ¢^^
382	RPI Finance Trust, Term Loan 2, 4.00%, due 5/9/18	381
876	Walter Investment Management Corp., First Lien Term Loan, 7.75%, due 6/30/16	874
270	Walter Investment Management Corp., Second Lien Term Loan, 12.50%, due 12/30/16	272
		8,773

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Food & Drug Retailers (0.1%)
680	Rite Aid Corp., Term Loan 5, 4.50%, due 3/3/18	667	¢^^
Food Products (0.2%)
853	Del Monte Foods Co., Term Loan, 4.50%, due 3/8/18	833
673	Pinnacle Foods Finance LLC, Term Loan D, 6.00%, due 4/2/14	675
		1,508
Food Service (0.2%)
1,173	U.S. Foodservice, Inc., Term Loan B, 5.75%, due 3/31/17	1,159	¢^^
Health Care (1.0%)
313	Aurora Diagnostics, LLC, Term Loan B, 6.25%, due 5/26/16	307
777	CareStream Health, Inc., Term Loan B, 5.00%, due 2/25/17	732
0	Community Health Systems, Inc., Term Loan DD, 2.52%, due 7/25/14	0
623	Emergency Medical Services Corp., Term Loan, 5.25%, due 5/25/18	621
543	Grifols, Inc., Term Loan B, 6.00%, due 6/1/17	546
430	Health Management Associates, Inc., Term Loan B, 4.50%, due 11/16/18	426
536	IASIS Healthcare LLC, Term Loan, 5.00%, due 5/3/18	533
364	Immucor, Inc., Term Loan B, 7.25%, due 8/17/18	366
1,016	Kindred Healthcare, Inc., Term Loan, 5.25%, due 6/1/18	980
865	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	870
713	Select Medical Corp., Term Loan B, 5.50%, due 6/1/18	691
240	Sheridan Holdings, Inc., Term Loan B, due 6/15/14	234	¢^^
		6,306
Home Furnishings (0.1%)
560	National Bedding Co. LLC, Second Lien Term Loan, 5.50%, due 2/28/14	547
Industrial Equipment (0.4%)
640	Colfax Corp., Term Loan B, due 9/12/18	641	¢^^
751	Husky Injection Molding Systems Ltd., Senior Term Loan B, 6.50%, due 7/2/18	750
319	Terex Corp., Term Loan B, 5.50%, due 4/28/17	321
600	Unifrax Corp., Term Loan, 7.00%, due 11/28/18	604
		2,316
Insurance (0.1%)
300	Sedgwick CMS Holdings, Inc., Term Loan, 5.00%, due 12/31/16	297
Leisure Goods - Activities-Movies (0.2%)
191	LodgeNet Entertainment Corp., Term Loan, 6.50%, due 4/4/14	173
905	Six Flags Theme Parks, Inc., Term Loan B, 4.25%, due 12/20/18	902
		1,075
Lodging & Casinos (0.2%)
615	Boyd Gaming Corp., Term Loan, 6.00%, due 12/17/15	612
340	Caesars Entertainment Operating Co., Term Loan B2, 3.28%, due 1/28/15	307
604	CityCenter Holdings, LLC, Term Loan, 7.50%, due 1/21/15	606
		1,525
Nonferrous Metals - Minerals (0.1%)
870	Fairmount Minerals Ltd., Term Loan B, 5.25%, due 3/15/17	870
Oil & Gas (0.3%)
1,725	Frac Tech Int'l LLC, Term Loan B, 6.25%, due 5/6/16	1,717
Publishing (0.5%)
859	Cengage Learning Acquisitions, Inc., Term Loan 1, 7.50%, due 7/3/14	803
604	Dex Media East, LLC, Term Loan, 3.06%, due 10/24/14	282
969	Instant Web, Inc., Term Loan B, 3.65%, due 8/7/14	909
101	Instant Web, Inc., Term Loan DD, 3.65%, due 8/7/14	95
610	Postmedia Network, Inc., Term Loan C, 6.25%, due 7/13/16	606

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
449	Quad/Graphics, Inc., Term Loan B, 4.00%, due 7/26/18	443
		3,138
Radio & Television (0.6%)
477	Alpha D2 Ltd., Term Loan B, 2.40%, due 12/31/13	456
437	Clear Channel Communications, Inc., Term Loan A, 3.67%, due 7/30/14	399
422	Clear Channel Communications, Inc., Term Loan B, 3.92%, due 1/29/16	337
1,110	Cumulus Media, Inc., Term Loan, 5.75%, due 9/16/18	1,110
534	Foxco Acquisition Sub, LLC, Term Loan B, 4.75%, due 7/14/15	530
919	Univision Communications, Inc., Term Loan, 4.52%, due 3/31/17	864
		3,696
Retail (0.2%)
450	Lord & Taylor Holdings LLC, Term Loan B, 5.75%, due 1/11/19	451
619	Petco Animal Supplies, Inc., Term Loan, due 12/1/17	612	¢^^
		1,063
Retailers (except food & drug) (0.9%)
695	99 Cents Only Stores, Term Loan B, 7.00%, due 1/13/19	695	¢^^
933	AMSCAN Holdings, Inc., Term Loan B, 6.75%, due 12/2/17	929
567	Bass Pro Group, LLC, Term Loan, 5.25%, due 6/13/17	565
712	Gymboree Corp., Term Loan, 5.00%, due 2/23/18	639	¢^^
803	Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.50%, due 12/22/17	807
555	Michaels Stores, Inc., Term Loan B2, 5.13%, due 7/31/16	554
510	Neiman Marcus Group, Inc., Term Loan, 4.75%, due 5/16/18	500
879	Toys "R' Us-Delaware, Inc., Term Loan, 6.00%, due 9/1/16	874	¢^^
		5,563
Surface Transport (0.1%)
559	Avis Budget Car Rental, LLC, Term Loan, 6.25%, due 9/22/18	563
Utilities (0.4%)
464	Calpine Corp., Term Loan, 4.50%, due 4/1/18	460	¢^^
760	GenOn Energy, Inc., Term Loan B, 6.00%, due 9/20/17	749	¢^^
13	Longview Power LLC, Letter of Credit, 2.63%, due 2/28/14	12
922	Longview Power LLC, Term Loan B, 6.06%, due 10/31/17	837
625	TPF Generation Holdings LLC, Second Lien Term Loan C, 4.83%, due 12/15/14	587
		2,645
	Total Bank Loan Obligations (Cost $80,280)	80,130
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.1%)
2,855	U.S. Treasury Bonds, 6.88%, due 8/15/25	4,408
2,570	U.S. Treasury Bonds, 4.50%, due 2/15/36	3,349
9,386	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17 & 1/15/25	11,841
8,005	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	9,154
4,680	U.S. Treasury Notes, 2.38%, due 10/31/14	4,947
9,265	U.S. Treasury Notes, 3.13%, due 1/31/17	10,360
1,400	U.S. Treasury Notes, 3.63%, due 8/15/19	1,632
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $43,045)	45,691
Mortgage-Backed Securities (41.2%)
Collateralized Mortgage Obligations (1.1%)
1,940	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.50%, due 7/20/36	1,509	µØØ
579	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.73%, due 5/25/34	469	µ
1,343	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.44%, due 10/25/36	583	µØØ
1,848	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.38%, due 3/25/47	1,232	µ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
2,802	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 6A5, 2.71%, due 6/25/35	2,133	µ
1,308	MortgageIT Trust, Ser. 2005-3, Class A1, 0.58%, due 8/25/35	981	µ
236	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 5.83%, due 9/25/36	163	µ
		7,070
Commercial Mortgage-Backed (11.7%)
1,089	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	1,221	µØØ
1,829	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	2,006	ØØ
700	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	771	ØØ
435	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	487	ØØ
1,750	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.57%, due 6/10/49	1,918	µØØ
2,025	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,174	ØØ
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	620	µØØ
1,160	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4, 5.89%, due 11/15/44	1,324	µØØ
2,800	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	3,051	ØØ
3,000	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	3,381	µØØ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	555	ØØ
2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.71%, due 6/15/39	2,158	µØØ
1,060	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,150	ØØ
2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.79%, due 9/15/39	2,142	µØØ
400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	437	ØØ
715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	772	µØØ
271	CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2, 5.33%, due 4/15/47	283	ØØ
1,750	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	1,912
2,925	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 5/15/46	3,238	µØØ
500	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	539	µØØ
1,202	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	1,273	ñØØ
3,805	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,174	ØØ
4,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	4,410	ØØ
1,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,108	µØØ
500	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	501	ØØ
700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	744	ØØ
3,640	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	4,033	µØØ
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB15, Class A4, 5.81%, due 6/12/43	1,101	µØØ
2,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	2,668	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
2,500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	2,770	ØØ
3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	3,315	ØØ
3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 6/15/49	3,274	µØØ
1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,839	µØØ
1,684	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3, 5.82%, due 2/12/51	1,783	ØØ
2,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	2,744	µØØ
2,488	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	2,645	ØØ
2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.75%, due 6/12/50	2,462	µØØ
2,350	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 1.01%, due 1/25/35	1,887	µØØ
900	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	1,025	ØØ
400	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A5, 4.66%, due 5/15/44	404	ØØ
1,243	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	1,339	ØØ
		75,638
Fannie Mae (8.3%)
641	Pass-Through Certificates, 4.00%, due 10/1/39 – 10/1/40	678
2,048	Pass-Through Certificates, 4.50%, due 4/1/39 – 6/1/41	2,191	ØØ
156	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	168
4,003	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	4,357	ØØ
3,010	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	3,318
3	Pass-Through Certificates, 6.50%, due 9/1/32	3
8	Pass-Through Certificates, 7.00%, due 7/1/29	9
2	Pass-Through Certificates, 7.50%, due 12/1/32	2
5,410	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,719	Ø
9,725	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	10,392	Ø
25,090	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	27,093	Ø
		53,930
Freddie Mac (20.1%)
3,685	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	4,814	ØØ
28,651	Pass-Through Certificates, 4.00%, due 9/1/39 – 1/1/41	30,260	ØØ
21,590	Pass-Through Certificates, 4.50%, due 8/1/18 – 10/1/41	22,992	ØØ
2,463	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	2,652	ØØ
5,298	Pass-Through Certificates, 5.50%, due 9/1/17 – 5/1/40	5,756	ØØ
94	Pass-Through Certificates, 6.00%, due 4/1/17 – 9/1/38	104
1	Pass-Through Certificates, 6.50%, due 3/1/16	1
2	Pass-Through Certificates, 7.00%, due 6/1/32	2
3,825	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	3,967	Ø
11,455	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	12,078	Ø
15,015	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	15,972	Ø
17,965	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	19,329	Ø
10,890	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	11,807	Ø
		129,734
Government National Mortgage Association (0.0%)
3	Pass-Through Certificates, 6.50%, due 7/15/32	4
3	Pass-Through Certificates, 7.00%, due 8/15/32	3
		7
	Total Mortgage-Backed Securities (Cost $254,936)	266,379

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Corporate Debt Securities (40.5%)
Aerospace & Defense (0.9%)
529	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	545	ñØØ
1,500	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	1,552
1,680	Lockheed Martin Corp., Senior Unsecured Notes, 3.35%, due 9/15/21	1,707	ØØ
1,570	Raytheon Co., Senior Unsecured Notes, 4.70%, due 12/15/41	1,669
		5,473
Agriculture (0.7%)
1,065	Lorillard Tobacco Co., Guaranteed Notes, 3.50%, due 8/4/16	1,091	ØØ
2,585	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	3,150	ØØ
		4,241
Airlines (1.3%)
1,225	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,225	ñØØ
436	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 7.25%, due 11/10/19	477
2,584	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 4.75%, due 1/12/21	2,681	ØØ
595	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	634	ØØ
601	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	640	ñØØ
468	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 6.20%, due 7/2/18	503	ØØ
1,013	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 7.75%, due 12/17/19	1,119	ØØ
265	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	286	ØØ
595	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	622	ñ
		8,187
Auto Loans (0.3%)
145	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	172	ØØ
735	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	822	ØØ
942	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	1,152	ØØ
		2,146
Automakers (0.4%)
1,030	Chrysler Group LLC/CG Co-Issuer, Inc., Senior Secured Notes, 8.00%, due 6/15/19	989	ñ
240	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	304
805	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	992	ØØ
145	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	188
160	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	173	ØØ
		2,646
Banks (4.4%)
265	Ally Financial, Inc., Guaranteed Notes, Ser. 8, 6.75%, due 12/1/14	276
235	Ally Financial, Inc., Guaranteed Notes, 8.30%, due 2/12/15	259
1,175	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	1,210	ØØ
550	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	605	ØØ
2,060	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	2,090	ØØ
895	Bank of America Corp., Senior Unsecured Notes, 4.75%, due 8/1/15	915
1,400	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	1,453	ØØ
1,725	Citigroup, Inc., Senior Unsecured Notes, 4.45%, due 1/10/17	1,799
1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,816	ØØ
2,280	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	2,363
2,855	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	2,827	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
885	JP Morgan Chase Capital XVII, Limited Guaranteed Notes, Ser. Q, 5.85%, due 8/1/35	907
2,840	JPMorgan Chase & Co., Senior Unsecured Notes, 4.50%, due 1/24/22	2,927
5,110	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	5,085	ØØ
2,040	Royal Bank of Canada, Senior Unsecured Notes, 1.45%, due 10/30/14	2,069
1,830	Wells Fargo & Co., Senior Unsecured Notes, 2.63%, due 12/15/16	1,868
		28,469
Beverages (0.8%)
380	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	427
215	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	241
1,660	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	1,745	ñ
2,340	SABMiller Holdings, Inc., Guaranteed Notes, 3.75%, due 1/15/22	2,436	ñ
		4,849
Biotechnology (0.4%)
2,185	Amgen, Inc., Senior Unsecured Notes, 5.15%, due 11/15/41	2,320	ØØ
Building & Construction (0.1%)
190	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	190	ñ
350	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	355
		545
Building Materials (0.2%)
265	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	281	ØØ
500	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	532	ñØØ
430	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	424	ñØØ
		1,237
Chemicals (0.7%)
605	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	702
330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	362	ØØ
285	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	313	ØØ
257	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	287
170	LyondellBasell Industries NV, Guaranteed Notes, 6.00%, due 11/15/21	185	ñ
480	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	434
460	Taminco Global Chemical Corp., Senior Secured Notes, 9.75%, due 3/31/20	469	ñØ
1,380	The Dow Chemical Co., Senior Unsecured Notes, 4.25%, due 11/15/20	1,473	ØØ
		4,225
Computer Hardware (0.0%)
270	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	289	ñ
Computers (0.6%)
2,240	Hewlett-Packard Co., Senior Unsecured Notes, 2.35%, due 3/15/15	2,268
1,695	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	1,823
		4,091
Consumer - Commercial Lease Financing (1.6%)
1,345	CIT Group, Inc., Secured Notes, Ser. C, 5.25%, due 4/1/14	1,369	ñØØ
178	CIT Group, Inc., Secured Notes, Ser. A, 7.00%, due 5/1/16	178	ØØ
2,190	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	2,198	ñØØ
430	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/17	431	ØØ
474	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	475	ñØØ
310	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	332	ñ
960	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	977
870	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	865
1,190	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	1,284	ØØ
305	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	334	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
625	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	684	ñØØ
355	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	348	ØØ
315	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	321	ØØ
675	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	523	ØØ
		10,319
Department Stores (0.1%)
210	JC Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	210
630	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	512
		722
Diversified Financial Services (2.2%)
1,465	American Honda Finance Corp., Senior Notes, 1.85%, due 9/19/14	1,481	ñ
1,430	ERAC USA Finance LLC, Senior Notes, 4.50%, due 8/16/21	1,474	ñØØ
3,175	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	3,512	ØØ
1,725	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 4.65%, due 10/17/21	1,822
1,195	Merrill Lynch & Co, Inc., Subordinated Notes, 6.05%, due 5/16/16	1,203
580	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	719
950	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 2.00%, due 9/15/16	966
2,920	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/12/22	2,969
		14,146
Electric (0.5%)
1,055	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 5/26/21	1,079	ñØØ
630	Dominion Resources, Inc., Senior Unsecured Notes, Ser. C, 4.90%, due 8/1/41	697
1,585	Scana Corp., Senior Unsecured Notes, 4.13%, due 2/1/22	1,594
		3,370
Electric - Generation (0.6%)
270	Calpine Construction Finance Co. L.P., Senior Secured Notes, 8.00%, due 6/1/16	291	ñ
1,130	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,181	ñØØ
1,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	980
1,385	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	1,316	ñ
3,768
Electric - Integrated (0.7%)
2,530	CMS Energy Corp., Senior Unsecured Notes, 2.75%, due 5/15/14	2,518	ØØ
440	CMS Energy Corp., Senior Unsecured Notes, 6.55%, due 7/17/17	487
130	Dolphin Subsidiary II, Inc., Senior Unsecured Notes, 6.50%, due 10/15/16	139	ñ
545	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	594	ñ
525	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	518
		4,256
Electronics (0.1%)
225	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	246	ñØØ
180	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	201	ñØØ
		447
Energy - Exploration & Production (1.4%)
50	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	53
400	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	450
40	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	41
1,130	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	1,161
15	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	15

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)
360	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	355
355	Chesapeake Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	361	ñ
460	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	480
100	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	114
510	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	444
410	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	410
595	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	660
185	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	199
385	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	396
225	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	239
505	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	554
390	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	417
345	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	370
360	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	391
440	Quicksilver Resources, Inc., Guaranteed Notes, 8.25%, due 8/1/15	435
165	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	176
195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	212
345	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	357	ñ
430	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	436
415	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	415	ñ
		9,141
Food (1.0%)
1,695	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.50%, due 1/25/22	1,730	ñ
1,565	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	2,007	ØØ
2,710	Sigma Alimentos S.A. de CV, Guaranteed Notes, 5.63%, due 4/14/18	2,764	ñØØ
		6,501
Food & Drug Retailers (0.3%)
1,025	CVS Caremark Corp., Senior Unsecured Notes, 5.75%, due 5/15/41	1,230	ØØ
435	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	477
440	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	458
		2,165
Forest Products & Paper (0.4%)
2,135	Int’l Paper Co., Senior Unsecured Notes, 4.75%, due 2/15/22	2,308
Gaming (0.7%)
675	Chester Downs & Marina LLC, Senior Secured Notes, 9.25%, due 2/1/20	690	ñØ
905	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	950
465	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	524	ñ
635	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	722	ØØ
315	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	355
175	San Pasqual Casino Development Group, Inc., Secured Notes, 8.00%, due 9/15/13	174	ñ
460	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	483	ñ
410	Wynn Las Vegas LLC, 1st Mortgage, 7.88%, due 11/1/17	455
223	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	252
		4,605
Gas Distribution (1.1%)
220	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	220
410	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	411
310	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	343
90	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	106
700	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	820
875	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	967	ØØ
1,225	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	1,394	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
350	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	367	ØØ
350	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	340
815	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	846
755	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	823	ØØ
455	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	494
		7,131
Health Care (0.1%)
715	HCP, Inc., Senior Unsecured Notes, 5.38%, due 2/1/21	790
Health Facilities (0.7%)
80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	76
415	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	461
1,360	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,442
95	Kindred Healthcare, Inc., Guaranteed Notes, 8.25%, due 6/1/19	87
1,045	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	1,108	ØØ
1,115	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,168	ñ
140	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	158
		4,500
Hotels (0.4%)
220	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	224
520	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	538
405	Host Hotels & Resorts L.P., Unsubordinated Notes, 5.88%, due 6/15/19	430
225	ITT Corp., Guaranteed Unsecured Notes, 7.38%, due 11/15/15	256
750	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 6.75%, due 5/15/18	861	ØØ
400	Wyndham Worldwide Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	444
		2,753
Industrial (0.2%)
1,305	Husky Energy, Inc., Senior Unsecured Notes, 5.90%, due 6/15/14	1,431	ØØ
Insurance (1.5%)
1,610	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.40%, due 1/31/22	1,649
1,635	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	1,691	ØØ
1,050	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 6.30%, due 3/15/18	1,132	ØØ
1,830	Lincoln National Corp., Senior Unsecured Notes, 4.85%, due 6/24/21	1,914	ØØ
1,320	Nationwide Financial Services, Inc., Senior Unsecured Notes, 5.38%, due 3/25/21	1,336	ñØØ
760	PPL WEM Holdings PLC, Senior Unsecured Notes, 3.90%, due 5/1/16	796	ñØØ
1,395	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	1,463	ØØ
		9,981
Investments & Misc. Financial Services (0.3%)
830	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	863	ØØ
605	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	628
260	Icahn Enterprises L.P., Senior Unsecured Notes, 8.00%, due 1/15/18	270	ñ
		1,761
Leisure (0.1%)
275	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	305
395	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	427	ØØ
		732
Leisure Time (0.2%)
1,165	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 2.70%, due 3/15/17	1,168	ñ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Machinery (0.2%)
1,120	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,291
245	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	267
		1,558
Media (2.7%)
825	DirecTV Holdings LLC, Guaranteed Notes, 5.00%, due 3/1/21	907	ØØ
1,800	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	2,004	ØØ
1,535	NBC Universal Media LLC, Senior Unsecured Notes, 4.38%, due 4/1/21	1,667
1,190	NBC Universal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	1,509
1,570	News America, Inc., Guaranteed Notes, 4.50%, due 2/15/21	1,707	ØØ
1,820	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	2,205	ØØ
345	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	454	ØØ
2,155	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	2,327
1,365	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	1,624	ØØ
1,490	Time Warner, Inc., Guaranteed Notes, 5.38%, due 10/15/41	1,650
1,055	Viacom, Inc., Senior Unsecured Notes, 3.88%, due 12/15/21	1,110
		17,164
Media - Broadcast (0.4%)
140	AMC Networks, Inc, Guaranteed Notes, 7.75%, due 7/15/21	154	ñ
1,380	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,373	ñ
135	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	154	ñ
1,100	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,178	ñ
		2,859
Media - Cable (1.2%)
835	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	900
60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	64
585	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	647
765	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	815	ñ
695	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	771
135	CSC Holdings LLC, Senior Unsecured Notes, 8.50%, due 4/15/14	150
405	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	435	ñ
750	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	836
275	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	317
90	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	98
525	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	571	ñ
555	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	616
375	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	424
485	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	543
570	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	613
		7,800
Media - Services (0.5%)
815	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	899
210	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	238
115	Lamar Media Corp., Guaranteed Notes, 6.63%, due 8/15/15	118
325	Lamar Media Corp., Guaranteed Notes, Ser. B, 6.63%, due 8/15/15	333
250	Lamar Media Corp., Guaranteed Notes, 7.88%, due 4/15/18	273
685	Lamar Media Corp., Senior Subordinated Notes, 5.88%, due 2/1/22	686	ñØ
765	WM Finance Corp., Senior Secured Notes, 9.50%, due 6/15/16	832
25	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	27	ñ
		3,406
Medical Products (0.3%)
395	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	424	ñ
315	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 5.63%, due 7/31/19	323	ñ

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
110	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 5.88%, due 1/31/22	113	ñ
485	LVB Acquisition, Inc., Guaranteed Notes, 10.00%, due 10/15/17	524
275	LVB Acquisition, Inc., Guaranteed Notes, 10.38%, due 10/15/17	298	c
		1,682
Metals - Mining Excluding Steel (0.6%)
805	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	878	ØØ
360	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	363
1,145	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	1,182	ñØØ
400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	445
780	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	803	ñ
		3,671
Mining (0.7%)
2,595	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.88%, due 11/21/16	2,657
1,715	Vale Overseas Ltd., Guaranteed Notes, 4.38%, due 1/11/22	1,715
		4,372
Miscellaneous Manufacturer (0.1%)
755	Tyco Int'l Finance S.A., Guaranteed Notes, 3.75%, due 1/15/18	813
Office-Business Equipment (0.2%)
1,110	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	1,139	ØØ
Oil & Gas (0.6%)
1,175	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	1,349
1,335	BP Capital Markets PLC, Guaranteed Notes, 3.56%, due 11/1/21	1,411
300	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	332
600	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	674
		3,766
Packaging (0.7%)
450	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	491	ØØ
770	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	791
680	Berry Plastics Corp., Secured Floating Rate Notes, 4.42%, due 9/15/14	644	µ
430	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	447
570	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	627	ØØ
580	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	650
240	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	252	ñØØ
225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	243	ñØØ
220	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	229	ñØØ
		4,374
Pharmaceuticals (0.5%)
1,145	Aristotle Holding, Inc., Guaranteed Notes, 3.50%, due 11/15/16	1,177	ñ
265	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	288
280	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	303	ñ
380	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	418	ñ
165	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	183	ñ
355	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	360	ñ
295	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	301	ñ
195	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	200	ñ
		3,230
Pipelines (0.2%)
1,200	Energy Transfer Partners L.P., Senior Unsecured Notes, 5.20%, due 2/1/22	1,267

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Printing & Publishing (0.4%)
450	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	496	ØØ
1,020	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,048
1,250	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	1,144	ØØ
		2,688
Real Estate Dev. & Mgt. (0.0%)
255	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	255	ñØ
Real Estate Investment Trusts (0.2%)
995	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	1,051
330	Simon Property Group L.P., Senior Unsecured Notes, 10.35%, due 4/1/19	465
		1,516
Retail (0.2%)
1,475	Macy's Retail Holdings, Inc., Guaranteed Notes, 5.13%, due 1/15/42	1,536
Software (0.1%)
870	Fiserv, Inc., Guaranteed Notes, 3.13%, due 6/15/16	894	ØØ
Software-Services (0.1%)
225	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	246
160	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	180
355	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	350
		776
Specialty Retail (0.2%)
530	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	590	ØØ
475	Toys "R" Us-Delaware, Inc., Senior Secured Notes, 7.38%, due 9/1/16	482	ñØØ
		1,072
Steel Producers-Products (0.8%)
2,710	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	2,827	ØØ
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	878	ØØ
810	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 8/5/20	792	ØØ
245	Ryerson, Inc., Senior Secured Floating Rate Notes, 7.80%, due 11/1/14	227	µ
195	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	158	ØØ
		4,882
Support - Services (0.3%)
615	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	673	ØØ
265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	247	ñ
90	NES Rentals Holdings, Inc., Secured Notes, 12.25%, due 4/15/15	79	ñ
300	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	348	ñ
295	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	338
60	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	63
355	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	372
		2,120
Telecom - Integrated Services (1.1%)
175	Citizens Communications Co., Senior Unsecured Notes, 6.25%, due 1/15/13	179	ØØ
580	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	516	ØØ
135	Frontier Communications Corp., Senior Unsecured Notes, 7.88%, due 4/15/15	139
360	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	363
260	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	280	ØØ
910	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	985	ØØ
153	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	167	ØØ
260	Qwest Capital Funding, Inc., Guaranteed Notes, 6.88%, due 7/15/28	236
1,345	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,439	ØØ
330	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	329

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
125	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	134	ØØ
1,205	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	1,301	ØØ
600	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	648	ØØ
300	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	315	ñ
		7,031
Telecom - Wireless (0.4%)
685	CC Holdings GS V LLC/Crown Castle GS III Corp, Senior Secured Notes, 7.75%, due 5/1/17	744	ñØØ
368	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	390	ØØ
270	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	230
385	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	286
960	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	847	ØØ
		2,497
Telecommunications (2.7%)
1,040	America Movil SAB de CV, Guaranteed Notes, 5.75%, due 1/15/15	1,158	ØØ
1,625	America Movil SAB de CV, Guaranteed Notes, 2.38%, due 9/8/16	1,646
525	America Movil SAB de CV, Guaranteed Notes, 5.00%, due 3/30/20	591	ØØ
3,020	AT&T, Inc., Senior Unsecured Notes, 3.88%, due 8/15/21	3,242
1,330	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	1,678	ØØ
1,455	France Telecom SA, Senior Unsecured Notes, 5.38%, due 1/13/42	1,532
2,625	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	2,912
1,760	Telefonica Emisiones SAU, Guaranteed Notes, 3.99%, due 2/16/16	1,759	ØØ
2,295	Telefonica Emisiones SAU, Guaranteed Notes, 5.46%, due 2/16/21	2,280	ØØ
755	Verizon Communications, Inc., Senior Unsecured Notes, 4.75%, due 11/1/41	805
		17,603
Transportation (0.1%)
810	CSX Corp., Senior Unsecured Notes, 4.75%, due 5/30/42	844
	Total Corporate Debt Securities (Cost $251,095)	261,528
Asset-Backed Securities (2.8%)
3,480	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.60%, due 12/25/35	2,151	µ
2,000	ACE Securities Corp., Ser. 2007-ASP2, Class A2D, 0.56%, due 6/25/37	890	µØØ
2,007	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 1.53%, due 8/25/34	1,426	µ
1,156	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.44%, due 9/25/36	407	µ
2,428	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.45%, due 3/25/36	1,594	µ
1,250	Fremont Home Loan Trust, Ser. 2004-2, Class M2, 1.21%, due 7/25/34	962	µ
1,480	GE-WMC Mortgage Securities LLC, Ser. 2005-2, Class A2C, 0.53%, due 12/25/35	1,046	µ
683	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.44%, due 4/25/36	351	µ
3,190	Nationstar Home Equity Loan Trust, Ser. 2007-A, Class AV3, 0.43%, due 3/25/37	2,362	µ
2,322	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.51%, due 1/25/36	1,654	µ
1,517	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.15%, due 8/25/35	1,051	µ
1,394	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.44%, due 11/25/36	746	µØØ
3,490	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.18%, due 9/25/34	2,029	µ
2,415	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.43%, due 1/25/37	1,588	µ
	Total Asset-Backed Securities (Cost $19,624)	18,257

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)z
Government Securities (3.1%)
Quasi - Sovereign (0.6%)
	650	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 5.50%, due 7/12/20	715
	415	Bank of China (Hong Kong) Ltd., Subordinated Notes, 5.55%, due 2/11/20	437
	200	Codelco, Inc., Senior Notes, 4.75%, due 10/15/14	216
	300	Codelco, Inc., Unsecured Notes, 6.15%, due 10/24/36	376
	100	Empresa Nacional del Petroleo, Unsecured Notes, 5.25%, due 8/10/20	108
	100	KazMunayGaz National Co., Guaranteed Medium-Term Notes, 8.38%, due 7/2/13	107
	300	KazMunayGaz National Co., Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	366
	250	KazMunayGaz National Co., Senior Unsecured Notes, 6.38%, due 4/9/21	263
	120	Nak Naftogaz Ukraine, Gov't Guaranteed Notes, 9.50%, due 9/30/14	116
	500	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	346
	150	Petroleos de Venezuela SA, Guaranteed Notes, 5.38%, due 4/12/27	78
	150	Petroliam Nasional Bhd, Unsubordinated Notes, 7.63%, due 10/15/26	209
	350	Petronas Capital Ltd., Guaranteed Notes, 5.25%, due 8/12/19	395
			3,732
Sovereign (2.5%)
	100	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	85
AUD	1,400	Australian Government Bond, Senior Unsecured Notes, 5.25%, due 3/15/19	1,644	a
	100	Dominican Republic, Senior Unsecured Notes, 7.50%, due 5/6/21	102
	300	Federative Republic of Brazil, Senior Unsecured Notes, 7.88%, due 3/7/15	360
	350	Federative Republic of Brazil, Senior Unsecured Notes, 5.63%, due 1/7/41	402
	100	Gabonese Republic, Bonds, 8.20%, due 12/12/17	115
	100	Lebanese Republic, Senior Unsecured Notes, 9.13%, due 3/12/13	106
	300	Lebanese Republic, Unsubordinated Global Medium-Term Notes, 6.38%, due 3/9/20	317
	200	Majapahit Holding BV, Guaranteed Notes, 7.25%, due 6/28/17	226
	600	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	739
	150	Republic of Argentina, Senior Unsecured Notes, 8.75%, due 6/2/17	150
	200	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	161
	80	Republic of Bulgaria, Unsubordinated Notes, 8.25%, due 1/15/15	90
	300	Republic of Colombia, Senior Unsecured Notes, 8.25%, due 12/22/14	355
	100	Republic of Colombia, Senior Unsecured Notes, 8.13%, due 5/21/24	139
	400	Republic of Colombia, Senior Unsecured Notes, 6.13%, due 1/18/41	480
	230	Republic of Croatia, Senior Unsecured Notes, 6.75%, due 11/5/19	219
	250	Republic of El Salvador, Senior Unsecured Notes, 7.38%, due 12/1/19	270
	100	Republic of El Salvador, Senior Unsecured Notes, 7.65%, due 6/15/35	103
	50	Republic of Hungary, Senior Unsecured Notes, 4.75%, due 2/3/15	47
	100	Republic of Hungary, Senior Unsecured Notes, 6.25%, due 1/29/20	93
	150	Republic of Hungary, Senior Unsecured Notes, 7.63%, due 3/29/41	139
	300	Republic of Indonesia, Senior Unsecured Bonds, 6.75%, due 3/10/14	325
	250	Republic of Lithuania, Senior Unsecured Notes, 7.38%, due 2/11/20	269
	100	Republic of Panama, Senior Unsecured Notes, 5.20%, due 1/30/20	114
	370	Republic of Panama, Senior Unsecured Notes, 7.13%, due 1/29/26	485
	130	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	166
	100	Republic of Peru, Senior Unsecured Notes, 8.38%, due 5/3/16	124
	150	Republic of Peru, Senior Unsecured Notes, 7.35%, due 7/21/25	200
	200	Republic of Peru, Senior Unsecured Notes, 8.75%, due 11/21/33	305
	175	Republic of Philippines, Senior Unsecured Notes, 8.38%, due 6/17/19	231
	350	Republic of Philippines, Senior Unsecured Notes, 6.38%, due 10/23/34	421
	200	Republic of Poland, Senior Unsecured Notes, 5.00%, due 10/19/15	214
	320	Republic of Poland, Senior Unsecured Notes, 5.13%, due 4/21/21	329
	140	Republic of South Africa, Senior Unsecured Notes, 6.50%, due 6/2/14	154
	350	Republic of South Africa, Senior Unsecured Notes, 5.50%, due 3/9/20	388
	150	Republic of South Africa, Senior Unsecured Notes, 6.25%, due 3/8/41	169

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
250	Republic of Sri Lanka, Senior Unsecured Notes, 6.25%, due 10/4/20	249
200	Republic of Turkey, Senior Unsecured Notes, 9.50%, due 1/15/14	221
350	Republic of Turkey, Senior Unsecured Notes, 7.00%, due 6/5/20	386
200	Republic of Turkey, Senior Unsecured Notes, 7.38%, due 2/5/25	225
350	Republic of Turkey, Senior Unsecured Notes, 7.25%, due 3/5/38	380
302	Republic of Uruguay, Senior Unsecured Notes, 6.88%, due 9/28/25	390
100	Republic of Venezuela, Senior Unsecured Notes, 8.50%, due 10/8/14	97
560	Republic of Venezuela, Senior Unsecured Notes, 9.38%, due 1/13/34	416
350	RSHB Capital SA, Senior Secured Notes, 6.30%, due 5/15/17	365
200	Russian Agricultural Bank OJSC Via RSHB Capital SA, Secured Notes, 7.13%, due 1/14/14	211
200	Russian Federation Bond, Notes, 5.00%, due 4/29/20	211
455	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	539
4	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	5
100	Socialist Republic of Vietnam, Bonds, 6.75%, due 1/29/20	103
400	Ukraine Government Bond, Senior Unsecured Notes, 6.58%, due 11/21/16	351
200	United Mexican States, Senior Unsecured Notes, 5.13%, due 1/15/20	227
200	United Mexican States, Senior Unsecured Notes, 5.88%, due 2/17/14	216
1,465	United Mexican States, Senior Unsecured Notes, 3.63%, due 3/15/22	1,477
		16,305
	Total Government Securities (Cost $19,721)	20,037

NUMBER OF SHARES
Short-Term Investments (8.3%)
	53,778,636	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $53,779)	53,779
		Total Investments (115.4%) (Cost $722,480)	745,801	##
		Liabilities, less cash, receivables and other assets [(15.4%)]	(99,711)	¢¢
		Total Net Assets (100.0%)	$646,090

See Notes to Schedule of Investments

January 31, 2012 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Inputs used by independent pricing services to value bank loan securities include multiple broker quotes (generally Level 2 inputs).

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class and State Street Institutional Liquid Reserves Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2012:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$52,334	$-	$52,334
Mortgage–Backed Securities^	-	120,095	-	120,095
Corporate Debt Securities
Aerospace & Defense	-	2,099	-	2,099
Agriculture	-	2,052	-	2,052
Airlines	-	-	2,178	2,178
Banks	-	11,094	-	11,094
Beverages	-	1,552	-	1,552
Biotechnology	-	961	-	961
Computers	-	1,693	-	1,693
Diversified Financial Services	-	4,291	-	4,291
Electric	-	1,145	-	1,145
Food	-	1,511	-	1,511
Food & Drug Retailers	-	456	-	456
Gas Distribution	-	484	-	484
Industrial	-	477	-	477
Insurance	-	3,702	-	3,702
Leisure Time	-	632	-	632
Media	-	7,111	-	7,111
Mining	-	1,741	-	1,741
Office – Business Equipment	-	631	-	631
Oil & Gas	-	1,227	-	1,227
Pharmaceuticals	-	483	-	483
Pipelines	-	470	-	470
Real Estate Investment Trust	-	417	-	417
Steel Producers – Products	-	2,204	-	2,204

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Telecommunications	-	6,894	-	6,894
Transportation	-	370	-	370
Total Corporate Debt Securities	-	53,697	2,178	55,875
Asset–Backed Securities	-	934	0	934
Short–Term Investments	-	32,301	-	32,301
Total Investments	-	259,361	2,178	261,539
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	663	-	663
Air Transport	-	1,883	-	1,883
All Telecom	-	7,412	-	7,412
Automotive	-	3,426	-	3,426
Building & Development	-	2,748	569	3,317
Business Equipment & Services	-	15,752	-	15,752
Cable & Satellite Television	-	4,557	-	4,557
Chemicals & Plastics	-	8,186	-	8,186
Containers & Glass Products	-	7,395	-	7,395
Drugs	-	588	-	588
Electronics – Electrical	-	16,146	-	16,146
Equipment Leasing	-	3,072	-	3,072
Farming – Agriculture	-	708	-	708
Finance	-	3,316	-	3,316
Financial Intermediaries	-	17,612	3,057	20,669
Food & Drug Retailers	-	1,590	-	1,590
Food Products	-	2,753	-	2,753
Food Service	-	2,304	-	2,304
Health Care	-	17,100	-	17,100
Home Furnishings	-	1,779	-	1,779
Industrial Equipment	-	6,283	-	6,283
Insurance	-	562	-	562
Leisure Goods – Activities – Movies	-	2,536	-	2,536
Lodging & Casinos	-	3,788	-	3,788
Nonferrous Metals – Minerals	-	1,951	-	1,951
Oil & Gas	-	3,750	-	3,750
Publishing	-	5,723	-	5,723
Radio & Television	-	7,188	-	7,188
Retail	-	2,362	-	2,362
Retailers (except food & drug)	-	11,487	-	11,487
Surface Transport	-	1,547	-	1,547
Utilities	-	5,633	-	5,633
Total Bank Loan Obligations	-	171,800	3,626	175,426
Corporate Debt Securities^	-	16,752	-	16,752
Short–Term Investments	-	11,784	-	11,784
Total Investments	-	200,336	3,626	203,962
High Income
Investments:
Bank Loan Obligations^	-	56,981	-	56,981
Corporate Debt Securities
Aerospace & Defense	-	12,743	-	12,743
Airlines	-	38,803	3,973	42,776
Auto Loans	-	84,677	-	84,677
Automakers	-	41,596	-	41,596
Banking	-	55,598	-	55,598
Beverages	-	7,705	-	7,705
Building & Construction	-	22,307	-	22,307
Building Materials	-	37,516	-	37,516
Chemicals	-	40,791	-	40,791
Computer Hardware	-	8,678	-	8,678
Consumer – Commercial Lease Financing	-	158,993	-	158,993
Department Stores	-	23,381	-	23,381

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Diversified Capital Goods	-	4,574	-	4,574
Electric – Generation	-	121,270	-	121,270
Electric – Integrated	-	15,662	-	15,662
Electronics	-	12,071	-	12,071
Energy – Exploration & Production	-	211,897	-	211,897
Food – Wholesale	-	5,325	-	5,325
Gaming	-	78,164	-	78,164
Gas Distribution	-	112,828	-	112,828
Health Facilities	-	103,858	-	103,858
Health Services	-	7,699	-	7,699
Hotels	-	47,700	-	47,700
Investments & Misc. Financial Services	-	46,526	-	46,526
Leisure	-	13,279	-	13,279
Machinery	-	40,879	-	40,879
Media – Broadcast	-	92,923	-	92,923
Media – Cable	-	119,721	-	119,721
Media – Services	-	26,925	-	26,925
Medical Products	-	33,647	-	33,647
Metals – Mining Excluding Steel	-	68,873	-	68,873
Packaging	-	93,515	-	93,515
Pharmaceuticals	-	47,160	-	47,160
Printing & Publishing	-	64,327	-	64,327
Real Estate Dev. & Mgt.	-	6,520	-	6,520
Retail	-	1,270	-	1,270
Software – Services	-	74,921	-	74,921
Specialty Retail	-	29,310	-	29,310
Steel Producers – Products	-	1,498	-	1,498
Support – Services	-	35,334	-	35,334
Telecom – Integrated Services	-	170,306	-	170,306
Telecom – Wireless	-	80,539	-	80,539
Total Corporate Debt Securities	-	2,301,309	3,973	2,305,282
Short–Term Investments	-	61,760	-	61,760
Total Investments	-	2,420,050	3,973	2,424,023
Municipal Intermediate Bond
Investments:
Municipal Debt Securities^	-	134,442	-	134,442
Total Investments	-	134,442	-	134,442
Short Duration
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	5,699	-	5,699
U.S. Government Agency Securities	-	2,604	-	2,604
Mortgage-Backed Securities^	-	25,078	-	25,078
Corporate Debt Securities^	-	20,127	-	20,127
Asset–Backed Securities	-	8,083	0	8,083
Short–Term Investments	-	2,827	-	2,827
Total Investments	-	64,418	0	64,418
Strategic Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	261	-	261
Air Transport	-	556	-	556
All Telecom	-	3,669	-	3,669
Automotive	-	1,503	-	1,503
Building & Development	-	1,516	231	1,747
Business Equipment & Services	-	8,363	-	8,363
Cable & Satellite Television	-	3,282	-	3,282
Chemicals & Plastics	-	3,876	-	3,876
Containers & Glass Products	-	2,916	-	2,916
Drugs	-	286	-	286
Electronics – Electrical	-	7,368	-	7,368

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Equipment Leasing	-	1,161	-	1,161
Farming – Agriculture	-	302	-	302
Finance	-	1,412	-	1,412
Financial Intermediaries	-	7,772	1,001	8,773
Food & Drug Retailers	-	667	-	667
Food Products	-	1,508	-	1,508
Food Service	-	1,159	-	1,159
Health Care	-	6,306	-	6,306
Home Furnishings	-	547	-	547
Industrial Equipment	-	2,316	-	2,316
Insurance	-	297	-	297
Leisure Goods – Activities – Movies	-	1,075	-	1,075
Lodging & Casinos	-	1,525	-	1,525
Nonferrous Metals – Minerals	-	870	-	870
Oil & Gas	-	1,717	-	1,717
Publishing	-	3,138	-	3,138
Radio & Television	-	3,696	-	3,696
Retail	-	1,063	-	1,063
Retailers (except food & drug)	-	5,563	-	5,563
Surface Transport	-	563	-	563
Utilities	-	2,645	-	2,645
Total Bank Loan Obligations	-	78,898	1,232	80,130
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	45,691	-	45,691
Mortgage-Backed Securities^	-	266,379	-	266,379
Corporate Debt Securities
Aerospace & Defense	-	5,473	-	5,473
Agriculture	-	4,241	-	4,241
Airlines	-	2,487	5,700	8,187
Auto Loans	-	2,146	-	2,146
Automakers	-	2,646	-	2,646
Banks	-	28,469	-	28,469
Beverages	-	4,849	-	4,849
Biotechnology	-	2,320	-	2,320
Building & Construction	-	545	-	545
Building Materials	-	1,237	-	1,237
Chemicals	-	4,225	-	4,225
Computer Hardware	-	289	-	289
Computers	-	4,091	-	4,091
Consumer – Commercial Lease Financing	-	10,319	-	10,319
Department Stores	-	722	-	722
Diversified Financial Services	-	14,146	-	14,146
Electric	-	3,370	-	3,370
Electric – Generation	-	3,768	-	3,768
Electric – Integrated	-	4,256	-	4,256
Electronics	-	447	-	447
Energy – Exploration & Production	-	9,141	-	9,141
Food	-	6,501	-	6,501
Food & Drug Retailers	-	2,165	-	2,165
Forest Products & Paper	-	2,308	-	2,308
Gaming	-	4,605	-	4,605
Gas Distribution	-	7,131	-	7,131
Health Care	-	790	-	790
Health Facilities	-	4,500	-	4,500
Hotels	-	2,753	-	2,753
Industrial	-	1,431	-	1,431
Insurance	-	9,981	-	9,981
Investments & Misc. Financial Services	-	1,761	-	1,761
Leisure	-	732	-	732
Leisure Time	-	1,168	-	1,168
Machinery	-	1,558	-	1,558

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Media	-	17,164	-	17,164
Media – Broadcast	-	2,859	-	2,859
Media – Cable	-	7,800	-	7,800
Media – Services	-	3,406	-	3,406
Medical Products	-	1,682	-	1,682
Metals – Mining Excluding Steel	-	3,671	-	3,671
Mining	-	4,372	-	4,372
Miscellaneous Manufacturer	-	813	-	813
Office – Business Equipment	-	1,139	-	1,139
Oil & Gas	-	3,766	-	3,766
Packaging	-	4,374	-	4,374
Pharmaceuticals	-	3,230	-	3,230
Pipelines	-	1,267	-	1,267
Printing & Publishing	-	2,688	-	2,688
Real Estate Dev. & Mgt.	-	255	-	255
Real Estate Investment Trusts	-	1,516	-	1,516
Retail	-	1,536	-	1,536
Software	-	894	-	894
Software – Services	-	776	-	776
Specialty Retail	-	1,072	-	1,072
Steel Producers – Products	-	4,882	-	4,882
Support – Services	-	2,120	-	2,120
Telecom – Integrated Services	-	7,031	-	7,031
Telecom – Wireless	-	2,497	-	2,497
Telecommunications	-	17,603	-	17,603
Transportation	-	844	-	844
Total Corporate Debt Securities	-	255,828	5,700	261,528
Asset–Backed Securities	-	18,257	-	18,257
Government Securities^	-	20,037	-	20,037
Short–Term Investments	-	53,779	-	53,779
Total Investments	-	738,869	6,932	745,801

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/11	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/12
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$3,025	$-	$77	$1,340	$(2,264)	$-	$-	$2,178	$95
Asset–Backed Securities	0	-	-	-	-	-	-	0	-
Total	3,025	-	77	1,340	(2,264)	-	-	2,178	95
Floating Rate Income
Bank Loan Obligations
Aerospace & Defense	660	-	-	-	-	-	(660)	-	-
All Telecom	1,093	1	(43)	-	(1,051)	-	-	-	-
Automotive	1,298	-	-	-	-	-	(1,298)	-	-
Building & Development	581	-	(12)	-	-	-	-	569	(12)
Containers & Glass Products	2,757	-	-	-	-	-	(2,757)	-	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Electronics – Electrical	727	-	(8)	-	(719)	-	-	-	-
Financial Intermediaries	3,944	2	73	3,396	(414)	-	(3,944)	3,057	62
Home Furnishings	1,747	-	-	-	-	-	(1,747)	-	-
Leisure Goods Activities – Movies	1,246	-	29	-	(1,275)	-	-	-	-
Publishing	1,680	-	-	-	-	-	(1,680)	-	-
Total	15,733	3	39	3,396	(3,459)	-	(12,086)	3,626	50
High Income
Corporate Debt Securities
Airlines	4,063	-	140	-	(230)	-	-	3,973	162
Total	4,063	-	140	-	(230)	-	-	3,973	162
Short Duration
Asset-Backed Securities	0	-	-	-	-	-	-	0	-
Total	0	-	-	-	-	-	-	0	-
Strategic Income
Bank Loan Obligations
Aerospace & Defense	260	-	-	-	-	-	(260)	-	-
All Telecom	706	-	(28)	-	(678)	-	-	-	-
Automotive	441	-	-	-	-	-	(441)	-	-
Building & Development	236	-	(5)	-	-	-	-	231	(5)
Containers & Glass Products	723	-	-	-	-	-	(723)	-	-
Electronics – Electrical	494	-	-	-	-	-	(494)	-	-
Financial Intermediaries	2,183	1	26	1,124	(150)	-	(2,183)	1,001	22
Home Furnishing	307	-	-	-	-	-	(307)	-	-
Leisure Goods – Activities – Movies	612	-	14	-	(626)	-	-	-	-
Publishing	998	-	-	-	-	-	(998)	-	-
Corporate Debt Securities
Airlines	5,637	-	215	4,428	(4,580)	-	-	5,700	218
Electric – Generation	61	-	-	-	(61)	-	-	-	-
Total	12,658	1	222	5,552	(6,095)	-	(5,406)	6,932	235

The Funds had no significant transfers between Levels 1 and 2 during the period ended January 31, 2012. As of January 31, 2012, eight securities in Floating Rate Income and nine securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of observable quotations that were readily available to the independent pricing service.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2012:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts	$(231)	$-	$-	$(231)
Strategic Income
Futures contracts	(847)	-	-	(847)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

##  At January 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$253,171	$11,140	$2,772	$8,368
Floating Rate Income	204,189	2,043	2,270	(227)
High Income	2,374,312	76,838	27,127	49,711
Municipal Intermediate Bond	126,663	8,046	267	7,779
Short Duration	68,117	333	4,032	(3,699)
Strategic Income	723,997	25,996	4,192	21,804

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At January 31, 2012, these securities amounted to approximately $6,592,000 or 2.9% of net assets for Core Bond, approximately $9,071,000 or 4.7% of net assets for Floating Rate Income, approximately $616,071,000 or 25.3% of net assets for High Income, approximately $5,443,000 or 8.6% of net assets for Short Duration, and approximately $51,234,000 or 7.9% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø
All or a portion of this security was purchased on a when-issued basis.  At January 31, 2012, these securities amounted to $34,514,000 for Core Bond, $3,915,000 for Floating Rate Income, $6,520,000 for High Income, $3,887,000 for Municipal Intermediate Bond and $108,457,000 for Strategic Income, respectively.

*	Security did not produce income during the last twelve months.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2012 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

ØØ
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of January 31, 2012, and their final maturities.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At January 31, 2012, these securities amounted to approximately $2,604,000 or 4.1% of net assets for Short Duration.

b	Security is subject to a guarantee provided by JP Morgan Chase Bank, backing 100% of the total principal.

c	Payment-in-kind security, for which part of the income earned, may be paid as additional principal.

Ñ
These securities have been deemed by the investment manager to be illiquid.  At January 31, 2012, these securities amounted to approximately $3,626,000 or 1.9% of net assets for Floating Rate Income and approximately $1,232,000 or 0.2% of net assets for Strategic Income.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

¢¢	At January 31, 2012, open positions in financial futures contracts were as follows:
Fund	Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
Core Bond	March 2012	18 U.S. Treasury Notes, 2 Year	Short	$(8,437)
	March 2012	153 U.S. Treasury Notes, 5 Year	Short	$(210,234)
	March 2012	8 U.S. Treasury Notes, 10 Year	Short	$(12,750)
Strategic Income	March 2012	45 U.S. Treasury Notes, 2 Year	Short	$(21,094)
	March 2012	592 U.S. Treasury Notes, 5 Year	Short	$(827,221)
	March 2012	15 Australian Dollar	Short	$1,800

#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid.

At January 31, 2012, these securities amounted to approximately $0 or 0.0% of net assets for Core Bond and approximately $0 or 0.0% of net assets for Short Duration.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of January 31, 2012	Fair Value Percentage of Net Assets as of January 31, 2012
Core Bond	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.00%, due 7/13/46	6/29/2006	$642	0.9%	$0	0.0%
Short Duration	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.00%, due 7/13/46	9/14/2007	227	0.2%	0	0.0

a	Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: March 26, 2012

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 26, 2012